Developed International Equity Select ETF (RNDM)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.1%
	Australia – 5.6%
3,679	ANZ Group Holdings Ltd.	$59,265
7,097	APA Group	51,992
1,169	ASX Ltd.	54,138
6,241	Aurizon Holdings Ltd.	15,849
1,887	Brambles Ltd.	15,507
2,074	Coles Group Ltd.	23,610
925	Commonwealth Bank of Australia	64,616
394	CSL Ltd.	77,193
18,236	Insurance Australia Group Ltd.	58,976
2,414	Lendlease Corp., Ltd.	12,886
24,174	Medibank Pvt Ltd.	48,554
2,912	National Australia Bank Ltd.	59,598
1,270	Seven Group Holdings Ltd.	18,132
3,668	Sonic Healthcare Ltd.	74,846
8,363	Suncorp Group Ltd.	68,555
14,884	Telstra Corp., Ltd.	40,434
1,745	Transurban Group	15,421
2,711	Treasury Wine Estates Ltd.	25,121
2,560	Washington H Soul Pattinson & Co., Ltd.	48,211
2,983	Wesfarmers Ltd.	93,242
4,064	Westpac Banking Corp.	64,609
1,004	Woolworths Group Ltd.	22,941
		1,013,696
	Austria – 0.2%
91	ANDRITZ AG	5,216
421	Erste Group Bank AG	13,475
185	OMV AG	9,525
154	Verbund AG	12,966
		41,182
	Belgium – 0.9%
241	Ageas S.A./N.V.	10,685
1,208	Anheuser-Busch InBev S.A./N.V.	72,763
30	D’ieteren Group	5,755
49	Elia Group S.A./N.V.	6,966
126	Groupe Bruxelles Lambert S.A.	10,059
186	KBC Group N.V.	11,962
176	Proximus S.A.D.P.	1,695
51	Sofina S.A.	11,224
88	Solvay S.A.	8,898
249	UCB S.A.	19,607
234	Umicore S.A.	8,597
		168,211
	Bermuda – 0.0%
1,200	Hongkong Land Holdings Ltd.	5,520
	Canada – 8.3%
1,599	Algonquin Power & Utilities Corp.	10,416
763	Bank of Montreal	69,121
1,405	Bank of Nova Scotia (The)	68,839
Shares	Description	Value

	Canada (Continued)
1,204	BCE, Inc.	$52,899
1,527	Canadian Imperial Bank of Commerce	61,768
671	Canadian Utilities Ltd., Class A	18,163
514	Capital Power Corp.	17,588
432	Emera, Inc.	16,511
9,463	Enbridge, Inc.	369,854
460	Fortis, Inc.	18,407
237	George Weston Ltd.	29,404
3,096	Great-West Lifeco, Inc.	71,569
714	Hydro One Ltd. (b) (c)	19,126
472	Intact Financial Corp.	67,945
495	Metro, Inc.	27,408
1,066	National Bank of Canada	71,825
596	Northland Power, Inc. (CAD)	16,344
2,966	Power Corp. of Canada	69,769
742	Royal Bank of Canada	69,761
1,681	Sun Life Financial, Inc.	78,029
2,542	TELUS Corp.	49,056
651	Thomson Reuters Corp.	74,264
727	TMX Group Ltd.	72,764
1,090	Toronto-Dominion Bank (The)	70,576
129	Waste Connections, Inc.	17,100
		1,508,506
	Cayman Islands – 0.5%
2,123	CK Asset Holdings Ltd.	13,069
2,093	CK Hutchison Holdings Ltd.	12,563
5,200	Sands China Ltd. (d)	17,255
7,200	Shimao Group Holdings Ltd. (d) (e) (f) (g)	2,038
14,446	Sino Biopharmaceutical Ltd.	8,458
6,667	SITC International Holdings Co., Ltd.	14,828
9,731	WH Group Ltd. (b) (c)	5,660
2,400	Wharf Real Estate Investment Co., Ltd.	13,990
		87,861
	Denmark – 2.7%
13	AP Moller - Maersk A.S., Class B	29,231
127	Carlsberg A.S., Class B	16,878
680	Chr Hansen Holding A.S.	48,914
328	Coloplast A.S., Class B	38,339
822	Danske Bank A.S.	16,246
1,348	Demant A.S. (d)	37,364
196	DSV A.S.	30,937
104	Genmab A.S. (d)	44,029
1,900	GN Store Nord A.S.	43,693
10,477	H Lundbeck A.S.	39,288
335	Novo Nordisk A.S., Class B	45,234
665	Novozymes A.S., Class B	33,686
244	Orsted A.S. (b) (c)	22,174
105	Pandora A.S.	7,378

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Denmark (Continued)
497	Tryg A.S.	$11,830
1,236	Vestas Wind Systems A/S	35,958
		501,179
	Finland – 1.4%
429	Elisa Oyj	22,713
561	Fortum Oyj	9,332
348	Kesko Oyj, Class B	7,681
222	Kone Oyj, Class B	11,478
1,281	Metso Outotec Oyj	13,180
555	Neste Oyj	25,558
4,502	Nokia Oyj	20,853
3,514	Nordea Bank Abp	37,609
128	Orion Oyj, Class B	7,021
707	Sampo Oyj, Class A	36,947
1,290	Stora Enso Oyj, Class R	18,159
518	UPM-Kymmene Oyj	19,369
422	Valmet Oyj	11,366
1,334	Wartsila OYJ Abp	11,235
		252,501
	France – 9.2%
716	Air Liquide S.A.	101,477
2,293	AXA S.A.	63,953
8,439	Bollore SE	47,155
1,484	Bouygues S.A.	44,543
1,734	Bureau Veritas S.A.	45,680
2,261	Carrefour S.A.	37,853
662	Danone S.A.	34,886
841	Edenred	45,805
483	Eiffage S.A.	47,525
3,985	Engie S.A.	57,110
685	EssilorLuxottica S.A.	124,067
957	Eurazeo SE	59,519
2,506	Getlink SE	40,171
3,825	La Francaise des Jeux SAEM (b) (c)	153,870
598	Legrand S.A.	47,894
353	L’Oreal S.A.	126,057
2,227	Orange S.A.	22,125
170	Pernod Ricard S.A.	33,438
1,226	Sanofi	117,903
1,801	SEB S.A.	150,857
153	Teleperformance	36,474
353	Thales S.A.	45,080
479	Vinci S.A.	47,834
14,620	Vivendi SE	139,504
		1,670,780
	Germany – 8.0%
314	Allianz SE	67,527
640	Bayer AG	33,107
1,865	Bayerische Motoren Werke AG	166,459
199	Beiersdorf AG	22,836
460	Brenntag SE	29,407
Shares	Description	Value

	Germany (Continued)
302	Deutsche Boerse AG	$52,177
2,015	Deutsche Post AG	75,882
2,832	Deutsche Telekom AG	56,501
3,385	E.ON SE	33,821
1,664	Evonik Industries AG	31,946
1,045	Fresenius Medical Care AG & Co., KGaA	34,196
1,382	Fresenius SE & Co., KGaA	38,833
1,881	GEA Group AG	76,916
330	Hannover Rueck SE	65,528
1,535	HeidelbergCement AG	87,546
2,139	Henkel AG & Co., KGaA (Preference Shares)	148,876
243	LEG Immobilien SE	15,831
182	Merck KGaA	35,243
206	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	67,036
707	RWE AG	31,476
945	SAP SE	97,506
1,537	Scout24 AG (b) (c)	77,213
286	Symrise AG	31,120
23,900	Telefonica Deutschland Holding AG	58,919
672	Vonovia SE	15,840
		1,451,742
	Greece – 0.0%
254	Hellenic Telecommunications Organization S.A.	3,967
243	OPAP S.A.	3,441
		7,408
	Hong Kong – 2.1%
7,451	AIA Group Ltd.	82,858
1,870	CLP Holdings, Ltd.	13,644
2,111	Galaxy Entertainment Group Ltd.	13,955
6,838	Hang Lung Properties Ltd.	13,369
4,124	Hang Seng Bank Ltd.	68,580
3,782	Henderson Land Development Co., Ltd.	13,203
14,417	Hong Kong & China Gas Co., Ltd.	13,705
1,815	Hong Kong Exchanges & Clearing Ltd.	78,409
2,902	MTR Corp., Ltd.	15,374
4,393	New World Development Co., Ltd.	12,382
2,419	Power Assets Holdings Ltd.	13,249
8,905	Sino Land Co., Ltd.	11,135
966	Sun Hung Kai Properties Ltd.	13,217
640	Swire Pacific Ltd., Class A	5,633
1,158	Techtronic Industries Co., Ltd.	12,922
		381,635

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ireland – 0.7%
2,244	AIB Group PLC	$8,686
837	Bank of Ireland Group PLC	7,974
605	CRH PLC	23,969
555	DCC PLC	27,375
189	Kerry Group PLC, Class A	17,043
432	Kingspan Group PLC	23,390
289	Ryanair Holdings PLC, ADR (d)	21,606
		130,043
	Israel – 0.5%
46	Azrieli Group Ltd.	3,057
1,184	Bank Hapoalim BM	10,684
1,193	Bank Leumi Le-Israel BM	9,948
6,270	Bezeq The Israeli Telecommunication Corp., Ltd.	10,818
29	Elbit Systems Ltd.	4,722
796	ICL Group Ltd.	5,763
2,054	Israel Discount Bank Ltd., Class A	10,799
287	Mizrahi Tefahot Bank Ltd.	9,300
54	Nice, Ltd. (d)	10,446
1,344	Teva Pharmaceutical Industries Ltd. (d)	12,614
		88,151
	Italy – 1.8%
129	Amplifon S.p.A.	3,842
1,139	Assicurazioni Generali S.p.A.	20,258
2,467	Banca Mediolanum S.p.A.	20,593
31	DiaSorin S.p.A.	4,327
4,389	Enel S.p.A.	23,632
1,650	Eni S.p.A.	23,466
1,253	FinecoBank Banca Fineco S.p.A.	20,817
436	Infrastrutture Wireless Italiane S.p.A. (b) (c)	4,394
289	Interpump Group S.p.A.	13,043
9,374	Intesa Sanpaolo S.p.A.	20,851
3,882	Italgas S.p.A.	21,567
1,330	Leonardo S.p.A.	11,475
1,981	Mediobanca Banca di Credito Finanziario S.p.A.	19,051
268	Moncler S.p.A.	14,201
1,160	Nexi S.P.A (b) (c) (d)	9,146
2,049	Poste Italiane S.p.A. (b) (c)	20,017
327	Prysmian S.p.A.	12,132
92	Recordati Industria Chimica e Farmaceutica S.p.A.	3,816
4,342	Snam S.p.A.	21,041
20,543	Telecom Italia S.p.A. (d)	4,756
2,966	Terna-Rete Elettrica Nazionale S.p.A.	21,907
1,526	UniCredit S.p.A.	21,680
		336,012
Shares	Description	Value

	Japan – 19.2%
14,800	Japan Post Holdings Co., Ltd.	$125,119
3,200	Japan Tobacco, Inc.	64,883
3,200	KDDI Corp.	97,092
3,400	Kirin Holdings Co., Ltd.	52,098
13,800	McDonald’s Holdings Co., Japan Ltd.	525,229
1,200	MEIJI Holdings Co., Ltd.	61,628
22,700	Mitsubishi HC Capital, Inc.	112,255
9,100	Mizuho Financial Group, Inc.	128,692
3,400	Nippon Telegraph & Telephone Corp.	97,461
800	Nissin Foods Holdings Co., Ltd.	63,517
6,200	Otsuka Holdings Co., Ltd.	203,376
8,400	Secom Co., Ltd.	482,789
29,100	Sekisui House Ltd.	517,410
9,300	Softbank Corp.	105,443
3,500	Sumitomo Mitsui Financial Group, Inc.	141,237
7,500	Takeda Pharmaceutical Co., Ltd.	234,932
20,500	Tobu Railway Co., Ltd.	481,103
		3,494,264
	Jersey – 0.2%
979	Experian PLC	33,294
	Luxembourg – 0.2%
471	ArcelorMittal S.A.	12,390
1,357	Tenaris S.A.	23,656
		36,046
	Netherlands – 4.1%
549	Aalberts N.V.	21,292
1,549	ABN AMRO Bank N.V. (b) (c)	21,431
14	Adyen N.V. (b) (c) (d)	19,308
3,485	Aegon N.V.	17,675
167	Akzo Nobel N.V.	11,184
48	Argenx SE (d)	17,896
338	ASM International N.V.	85,261
182	ASML Holding N.V.	98,151
361	ASR Nederland N.V.	17,138
680	Davide Campari-Milano N.V.	6,903
792	Euronext N.V. (b) (c)	58,634
330	Heineken Holding N.V.	25,452
259	Heineken N.V.	24,364
79	IMCD N.V.	11,260
1,614	ING Groep N.V.	19,675
891	Koninklijke Ahold Delhaize N.V.	25,599
198	Koninklijke DSM N.V.	24,226
3,723	Koninklijke KPN N.V.	11,518
1,020	Koninklijke Philips N.V.	15,290
358	NN Group N.V.	14,624
259	OCI N.V.	9,266
1,465	Prosus N.V.	101,071
416	Randstad N.V.	25,365
1,379	Universal Music Group N.V.	33,228

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Netherlands (Continued)
267	Wolters Kluwer N.V.	$27,941
		743,752
	New Zealand – 0.2%
2,588	Auckland International Airport Ltd. (d)	12,833
1,019	Fisher & Paykel Healthcare Corp., Ltd.	14,621
2,383	Spark New Zealand Ltd.	8,170
153	Xero Ltd. (d)	7,320
		42,944
	Norway – 0.8%
1,015	Aker BP ASA	31,506
1,269	DNB Bank ASA	25,188
899	Equinor ASA	32,283
127	Kongsberg Gruppen ASA	5,388
437	Mowi ASA	7,458
1,339	Norsk Hydro ASA	10,021
755	Orkla ASA	5,467
163	Salmar ASA	6,402
820	Telenor ASA	7,667
220	TOMRA Systems ASA	3,719
210	Yara International ASA	9,230
		144,329
	Portugal – 0.2%
3,372	EDP - Energias de Portugal S.A.	16,806
1,068	Galp Energia SGPS S.A.	14,416
353	Jeronimo Martins SGPS S.A.	7,626
		38,848
	Singapore – 1.3%
2,200	Capitaland Investment Ltd.	6,077
1,000	City Developments Ltd.	6,145
1,500	DBS Group Holdings Ltd.	37,987
7,800	Genting Singapore Ltd.	5,561
200	Jardine Cycle & Carriage Ltd.	4,271
1,800	Keppel Corp., Ltd.	9,757
4,200	Oversea-Chinese Banking Corp., Ltd.	38,193
1,200	Singapore Airlines Ltd.	4,954
5,300	Singapore Exchange Ltd.	35,415
2,000	Singapore Technologies Engineering Ltd.	5,002
10,100	Singapore Telecommunications Ltd.	19,380
1,900	United Overseas Bank Ltd.	43,549
1,200	UOL Group Ltd.	6,021
4,100	Wilmar International Ltd.	12,765
		235,077
	South Korea – 4.5%
33	CJ CheilJedang Corp.	9,930
349	Hana Financial Group, Inc.	11,606
Shares	Description	Value

	South Korea (Continued)
100	Hyundai Glovis Co., Ltd.	$12,930
150	Hyundai Mobis Co., Ltd.	23,784
162	Hyundai Motor Co.	19,345
1,299	Industrial Bank of Korea	10,088
283	KB Financial Group, Inc.	10,855
398	Kia Corp.	18,665
351	Korea Electric Power Corp. (d)	6,051
1,296	Korean Air Lines Co., Ltd. (d)	23,522
642	KT Corp., ADR	8,667
153	KT&G Corp.	11,071
219	LG Corp.	13,526
754	NAVER Corp.	105,840
346	POSCO Holdings, Inc.	75,658
64	Samsung Biologics Co., Ltd. (b) (c) (d)	41,553
157	Samsung C&T Corp.	14,092
2,749	Samsung Electronics Co., Ltd.	120,221
67	Samsung Fire & Marine Insurance Co., Ltd.	10,597
198	Samsung Life Insurance Co., Ltd.	11,117
1,269	Samsung SDS Co., Ltd.	123,438
369	Shinhan Financial Group Co., Ltd.	10,272
229	SK Telecom Co., Ltd.	8,584
760	SK, Inc.	113,594
1,156	Woori Financial Group, Inc.	10,559
		825,565
	Spain – 2.4%
53	Acciona S.A.	9,753
413	ACS Actividades de Construccion y Servicios S.A.	11,835
89	Aena SME S.A. (b) (c) (d)	11,175
522	Amadeus IT Group S.A. (d)	27,129
5,727	Banco Bilbao Vizcaya Argentaria S.A.	34,539
11,037	Banco Santander S.A.	33,110
7,992	CaixaBank S.A.	31,414
741	Cellnex Telecom S.A. (b) (c)	24,526
807	Enagas S.A.	13,411
1,518	Endesa S.A.	28,656
409	Ferrovial S.A.	10,713
616	Grifols S.A. (d)	7,102
2,442	Iberdrola S.A.	28,571
1,464	Industria de Diseno Textil S.A.	38,943
16,642	Mapfre S.A.	32,244
986	Naturgy Energy Group S.A.	25,658
1,490	Red Electrica Corp. S.A.	25,934
1,083	Repsol S.A.	17,216
6,975	Telefonica S.A.	25,274
		437,203
	Sweden – 2.9%
939	Alfa Laval AB	27,095

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Sweden (Continued)
1,246	Assa Abloy AB, Class B	$26,712
2,494	Atlas Copco AB, Class A	29,422
482	Axfood AB	13,206
1,632	Epiroc AB, Class A	29,692
556	Essity AB, Class B	14,562
1,439	H & M Hennes & Mauritz AB, Class B	15,478
2,741	Hexagon AB, Class B	28,632
314	Holmen AB, Class B	12,455
1,118	Industrivarden AB, Class C	27,107
1,433	Indutrade AB	28,990
1,526	Investor AB, Class B	27,575
1,713	Sandvik AB	30,928
2,337	Skandinaviska Enskilda Banken AB, Class A	26,864
1,874	Skanska AB, Class B	29,633
887	SKF AB, Class B	13,528
938	Svenska Cellulosa AB SCA, Class B	11,861
2,724	Svenska Handelsbanken AB, Class A	27,436
1,700	Swedbank AB, Class A	28,885
445	Swedish Orphan Biovitrum AB (d)	9,199
1,496	Tele2 AB, Class B	12,200
2,193	Telefonaktiebolaget LM Ericsson, Class B	12,799
4,485	Telia Co., AB	11,459
1,653	Volvo AB, Class B	29,857
		525,575
	Switzerland – 9.5%
1,226	ABB Ltd.	37,205
2,717	Alcon, Inc.	185,649
316	Baloise Holding AG	48,768
427	Banque Cantonale Vaudoise	40,984
71	Barry Callebaut AG	140,441
14	Chocoladefabriken Lindt & Spruengli AG	142,778
31	EMS-Chemie Holding AG	20,987
215	Flughafen Zurich AG (d)	33,274
74	Geberit AG	34,853
7	Givaudan S.A.	21,447
431	Helvetia Holding AG	50,248
772	Holcim AG	39,976
325	Lonza Group AG	159,258
1,236	Nestle S.A.	143,216
2,092	Novartis AG	189,120
67	PSP Swiss Property AG	7,862
488	Roche Holding AG	153,316
204	Schindler Holding AG	38,367
15	SGS S.A.	34,878
1,567	SIG Group AG	34,233
91	Swiss Life Holding AG	46,925
84	Swiss Prime Site AG	7,281
Shares	Description	Value

	Switzerland (Continued)
547	Swiss Re AG	$51,159
33	Swisscom AG	18,080
101	Zurich Insurance Group AG	48,313
		1,728,618
	United Kingdom – 10.6%
1,461	AstraZeneca PLC	198,141
3,298	BAE Systems PLC	34,130
1,790	British American Tobacco PLC	71,012
944	Bunzl PLC	31,487
1,520	Diageo PLC	67,073
11,128	GSK PLC	193,403
3,113	Imperial Brands PLC	77,941
703	Intertek Group PLC	34,285
33,127	J Sainsbury PLC	87,186
2,203	London Stock Exchange Group PLC	190,054
2,152	National Grid PLC	25,949
31,904	Phoenix Group Holdings PLC	234,739
966	Reckitt Benckiser Group PLC	67,198
9,209	RELX PLC	254,728
5,454	Rentokil Initial PLC	33,496
2,669	Sage Group (The) PLC	24,058
851	Severn Trent PLC	27,274
1,725	Smiths Group PLC	33,336
1,312	SSE PLC	27,155
27,921	Tesco PLC	75,679
1,455	Unilever PLC	73,562
2,254	United Utilities Group PLC	27,015
39,474	Vodafone Group PLC	40,201
		1,929,102
	United States – 0.1%
196	Autoliv, Inc., SDR	14,959
	Total Common Stocks	17,874,003
	(Cost $18,073,867)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.4%
	Australia – 0.4%
4,036	Dexus	21,296
8,135	GPT (The) Group	23,263
9,529	Stockland	23,551
		68,110
	Belgium – 0.0%
181	Warehouses De Pauw CVA	5,173
	Hong Kong – 0.1%
1,608	Link REIT	11,804
	Japan – 0.7%
8	Daiwa House REIT Investment Corp.	17,885
16	GLP J-REIT	18,446
23	Japan Metropolitan Fund Investment Corp.	18,349

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Japan (Continued)
4	Japan Real Estate Investment Corp.	$17,586
4	Nippon Building Fund, Inc.	17,921
8	Nippon Prologis REIT, Inc.	18,805
16	Nomura Real Estate Master Fund, Inc.	19,872
		128,864
	Multinational – 0.0%
108	Unibail-Rodamco-Westfield (d)	5,622
	Singapore – 0.2%
2,900	CapitaLand Ascendas REIT	5,932
4,001	CapitaLand Integrated Commercial Trust	6,094
3,200	Mapletree Industrial Trust	5,304
4,900	Mapletree Logistics Trust	5,817
4,500	Mapletree Pan Asia Commercial Trust	5,611
		28,758
	Spain – 0.0%
407	Merlin Properties Socimi S.A.	3,823
	Total Real Estate Investment Trusts	252,154
	(Cost $276,109)
	Total Investments – 99.5%	18,126,157
	(Cost $18,349,976)
	Net Other Assets and Liabilities – 0.5%	92,600
	Net Assets – 100.0%	$18,218,757

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At December 31, 2022, securities noted as such are valued at $2,038 or 0.0% of net assets.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

ADR	American Depositary Receipt
CAD	Canadian Dollar
SDR	Swedish Depositary Receipt

Currency Exposure Diversification	% of Total Investments
Euro	28.9%
Japanese Yen	20.0
British Pound Sterling	11.0
Swiss Franc	9.5
Canadian Dollar	8.3
Australian Dollar	6.0
South Korean Won	4.5
Swedish Krona	3.2
Danish Krone	2.8
Hong Kong Dollar	2.6
Singapore Dollar	1.5
Norwegian Krone	0.8
Israeli Shekel	0.5
United States Dollar	0.2
New Zealand Dollar	0.2
Total	100.0%

Sector Allocation	% of Total Investments
Financials	22.7%
Industrials	17.6
Health Care	13.6
Consumer Staples	11.1
Consumer Discretionary	10.5
Communication Services	6.8
Utilities	4.1
Information Technology	4.0
Materials	3.9
Energy	3.3
Real Estate	2.4
Total	100.0%

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$ 87,861	$ 85,823	$ —	$ 2,038
Other Country Categories*	17,786,142	17,786,142	—	—
Real Estate Investment Trusts*	252,154	252,154	—	—
Total Investments	$ 18,126,157	$ 18,124,119	$—	$ 2,038

*	See Portfolio of Investments for country breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. The Level 3 investments values are based on unobservable and non-quantitative inputs.

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.6%
	Bermuda – 0.2%
130	Credicorp Ltd.	$17,636
	Brazil – 9.3%
5,998	Ambev S.A.	16,495
4,822	Atacadao S.A.	13,499
12,074	Banco Bradesco S.A. (Preference Shares)	34,646
6,219	Banco do Brasil S.A.	40,908
7,896	Banco Santander Brasil S.A.	42,159
9,016	BB Seguridade Participacoes S.A.	57,565
1,025	Cia de Saneamento Basico do Estado de Sao Paulo	11,097
4,726	Cia Energetica de Minas Gerais (Preference Shares)	9,972
7,728	Cia Paranaense de Energia, Class B (Preference Shares)	11,578
41,295	Cosan S.A.	133,902
2,329	EDP - Energias do Brasil S.A.	9,171
1,214	Energisa S.A.	10,166
1,320	Engie Brasil Energia S.A.	9,471
1,890	Equatorial Energia S.A.	9,672
3,245	Hypera S.A.	27,781
8,537	Itau Unibanco Holding S.A. (Preference Shares)	40,423
27,082	Itausa S.A. (Preference Shares)	43,651
3,710	JBS S.A.	15,452
22,873	Klabin S.A.	86,514
11,337	Porto Seguro S.A.	49,709
4,100	Raia Drogasil S.A.	18,420
9,329	Suzano S.A.	85,237
779	Telefonica Brasil S.A.	5,658
2,611	TIM S.A.	6,132
1,306	Transmissora Alianca de Energia Eletrica S.A.	8,576
		797,854
	Cayman Islands – 2.6%
47,266	ESR Group Ltd. (b) (c)	99,189
8,833	Hengan International Group Co., Ltd.	46,907
22,000	Tingyi Cayman Islands Holding Corp.	38,839
58,666	Want Want China Holdings Ltd.	39,234
		224,169
	Chile – 1.0%
120,273	Banco de Chile	12,477
302,888	Banco Santander Chile	12,123
7,739	Cencosud S.A.	12,727
40,092	Cia Sud Americana de Vapores S.A.	3,167
926	Empresas Copec S.A.	6,909
2,191	Falabella S.A.	4,262
Shares	Description	Value

	Chile (Continued)
371	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	$30,004
		81,669
	China – 11.1%
128,761	Agricultural Bank of China Ltd., Class H	44,210
117,194	Bank of China Ltd., Class H	42,641
72,897	Bank of Communications Co., Ltd., Class H	41,933
155,000	CGN Power Co., Ltd., Class H (b) (c)	36,936
96,534	China CITIC Bank Corp., Ltd., Class H	42,791
66,598	China Construction Bank Corp., Class H	41,723
30,000	China Life Insurance Co., Ltd., Class H	51,502
134,098	China Minsheng Banking Corp., Ltd., Class H	46,386
145,999	China Petroleum & Chemical Corp., Class H	70,517
191,999	China Railway Group Ltd., Class H	101,344
509,331	China Tower Corp., Ltd., Class H (b) (c)	54,813
22,500	CITIC Securities Co., Ltd., Class H	45,487
82,398	Industrial & Commercial Bank of China Ltd., Class H	42,437
20,133	New China Life Insurance Co., Ltd., Class H	49,266
132,000	People’s Insurance Co. Group of China (The) Ltd., Class H	43,800
152,000	PetroChina Co., Ltd., Class H	69,521
38,000	PICC Property & Casualty Co., Ltd., Class H	36,075
65,000	Postal Savings Bank of China Co., Ltd., Class H (b) (c)	40,388
19,200	Sinopharm Group Co., Ltd., Class H	48,803
		950,573
	Czech Republic – 0.2%
371	CEZ A.S.	12,641
175	Komercni Banka A.S.	5,072
		17,713
	Egypt – 0.1%
5,256	Commercial International Bank Egypt SAE	8,807
	Hong Kong – 1.0%
11,600	BOC Hong Kong Holdings Ltd.	39,531

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
42,400	Guangdong Investment Ltd.	$43,403
		82,934
	Hungary – 0.2%
1,036	MOL Hungarian Oil & Gas PLC	7,227
508	OTP Bank Nyrt	13,769
		20,996
	India – 27.8%
2,509	Bajaj Auto Ltd.	109,666
20,951	Berger Paints India Ltd.	147,224
7,141	Bharti Airtel Ltd.	69,580
623	Britannia Industries Ltd.	32,437
3,006	Cipla Ltd.	39,095
1,469	Colgate-Palmolive India Ltd.	27,279
4,178	Dabur India Ltd.	28,354
773	Dr. Reddy’s Laboratories Ltd.	39,594
9,631	HCL Technologies Ltd.	120,990
9,207	HDFC Bank Ltd.	181,196
888	Hindustan Unilever Ltd.	27,490
15,181	ICICI Bank Ltd.	163,471
6,353	Infosys Ltd.	115,818
7,205	ITC Ltd.	28,875
6,996	Larsen & Toubro Ltd.	176,384
4,450	Marico Ltd.	27,425
108	MRF Ltd.	115,579
125	Nestle India Ltd.	29,624
2,927	Pidilite Industries Ltd.	90,225
125,105	Power Finance Corp., Ltd.	213,448
22,871	Power Grid Corp. of India Ltd.	59,078
139,213	REC Ltd.	196,039
24,663	State Bank of India	182,953
3,534	Sun Pharmaceutical Industries Ltd.	42,777
2,989	Tata Consultancy Services Ltd.	117,663
		2,382,264
	Indonesia – 3.3%
18,577	Adaro Energy Indonesia Tbk PT	4,594
33,321	Aneka Tambang Tbk	4,249
46,510	Astra International Tbk PT	17,029
55,977	Bank Central Asia Tbk PT	30,744
72,515	Bank Jago Tbk PT (d)	17,328
50,780	Bank Mandiri Persero Tbk PT	32,375
53,326	Bank Negara Indonesia Persero Tbk PT	31,600
106,593	Bank Rakyat Indonesia Persero Tbk PT	33,825
203,487	Berkah Beton Sadaya Tbk PT	9,673
1,922,179	Bukalapak.com PT Tbk (d)	32,350
17,641	Bukit Asam Tbk PT	4,181
461,736	Bumi Resources Minerals Tbk PT (d)	4,716
1,776	Indo Tambangraya Megah Tbk PT	4,452
Shares	Description	Value

	Indonesia (Continued)
16,407	Merdeka Copper Gold Tbk PT (d)	$4,342
23,951	Perusahaan Gas Negara Tbk PT	2,708
131,333	Sarana Menara Nusantara Tbk PT	9,280
2,027,452	Smartfren Telecom Tbk PT (d)	8,596
36,367	Telkom Indonesia Persero Tbk PT	8,760
57,313	Tower Bersama Infrastructure Tbk PT	8,468
5,021	United Tractors Tbk PT	8,410
10,100	Vale Indonesia Tbk PT (d)	4,606
		282,286
	Luxembourg – 0.1%
1,213	Allegro.eu S.A. (b) (c) (d)	6,957
	Malaysia – 1.4%
13,200	CIMB Group Holdings Bhd	17,380
13,800	Hartalega Holdings Bhd	5,326
3,300	Hong Leong Bank Bhd	15,402
3,900	IHH Healthcare Bhd	5,507
4,800	Inari Amertron Bhd	2,844
7,900	Malayan Banking Bhd	15,603
5,600	Petronas Chemicals Group Bhd	10,933
11,700	Press Metal Aluminium Holdings Bhd	12,962
16,000	Public Bank Bhd	15,691
12,200	RHB Bank Bhd	16,036
		117,684
	Mexico – 3.7%
1,962	Arca Continental S.A.B. de C.V.	15,912
45,488	Cemex S.A.B. de C.V., Series CPO (d)	18,488
2,255	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	17,630
1,475	Gruma S.A.B. de C.V., Class B	19,705
1,240	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	17,779
796	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	18,546
4,010	Grupo Bimbo S.A.B. de C.V., Series A	16,936
10,054	Grupo Financiero Banorte S.A.B. de C.V., Class O	72,356
8,389	Grupo Mexico S.A.B. de C.V., Series B	29,576
10,576	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	17,948
9,345	Orbia Advance Corp. S.A.B. de C.V.	16,569
14,612	Wal-Mart de Mexico S.A.B. de C.V.	51,650
		313,095

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Netherlands – 0.1%
955	NEPI Rockcastle N.V.	$5,793
247	X5 Retail Group N.V., GDR (b) (d) (e) (f) (g)	14
		5,807
	Philippines – 1.6%
39,810	Ayala Land, Inc.	22,003
13,004	BDO Unibank, Inc.	24,665
9,490	International Container Terminal Services, Inc.	34,059
2,050	SM Investments Corp.	33,107
30,200	SM Prime Holdings, Inc.	19,238
		133,072
	Poland – 0.8%
548	Bank Polska Kasa Opieki S.A.	10,819
261	CD Projekt S.A.	7,723
110	Dino Polska S.A. (b) (c) (d)	9,423
267	KGHM Polska Miedz S.A.	7,724
849	Polski Koncern Naftowy ORLEN S.A.	12,448
1,524	Powszechna Kasa Oszczednosci Bank Polski S.A.	10,536
1,437	Powszechny Zaklad Ubezpieczen S.A.	11,617
		70,290
	Russia – 0.0%
7,696	Alrosa PJSC (d) (e) (f) (g)	225
40,399	Credit Bank of Moscow PJSC (d) (e) (f) (g)	71
172,018	Inter RAO UES PJSC (e) (f) (g)	166
96	Magnit PJSC (d) (e) (f) (g)	101
15,021	Magnitogorsk Iron & Steel Works PJSC (e) (f) (g)	246
47	MMC Norilsk Nickel PJSC (e) (f) (g)	319
2,140	Mobile TeleSystems PJSC (e) (f) (g)	171
1,668	Moscow Exchange MICEX-RTS PJSC (d) (e) (f) (g)	56
4,741	Novolipetsk Steel PJSC (e) (f) (g)	302
85	Polyus PJSC (d) (e) (f) (g)	321
676	Severstal PAO (d) (e) (f) (g)	324
10,776	Sistema PJSFC (d) (e) (f) (g)	45
3,253	Tatneft PJSC (e) (f) (g)	414
		2,761
	South Africa – 4.2%
1,485	Absa Group Ltd.	16,946
3,241	African Rainbow Minerals Ltd.	54,935
3,174	AngloGold Ashanti Ltd.	61,501
728	Aspen Pharmacare Holdings Ltd.	5,841
602	Bid Corp., Ltd.	11,687
Shares	Description	Value

	South Africa (Continued)
563	Bidvest Group (The) Ltd.	$7,104
169	Capitec Bank Holdings Ltd.	18,486
588	Clicks Group Ltd.	9,346
2,499	Discovery Ltd. (d)	18,142
812	Exxaro Resources Ltd.	10,385
4,318	FirstRand Ltd.	15,787
606	Foschini Group (The) Ltd.	3,602
412	Mr Price Group Ltd.	3,854
1,800	MTN Group Ltd.	13,486
1,866	MultiChoice Group	12,875
1,313	Nedbank Group Ltd.	16,427
26,815	Old Mutual Ltd.	16,508
3,431	Pepkor Holdings Ltd. (b) (c)	4,038
1,976	Remgro Ltd.	15,471
5,083	Sanlam Ltd.	14,575
774	Shoprite Holdings Ltd.	10,295
1,821	Standard Bank Group Ltd.	17,982
1,167	Woolworths Holdings Ltd.	4,562
		363,835
	Taiwan – 24.7%
54,006	Asia Cement Corp.	72,042
74,096	Chang Hwa Commercial Bank Ltd.	41,345
64,133	Cheng Shin Rubber Industry Co., Ltd.	70,736
6,675	Chunghwa Telecom Co., Ltd.	24,541
301,899	Compal Electronics, Inc.	226,408
49,350	E.Sun Financial Holding Co., Ltd.	38,616
48,441	Far Eastern New Century Corp.	50,276
10,510	Far EasTone Telecommunications Co., Ltd.	22,534
48,875	First Financial Holding Co., Ltd.	42,140
22,678	Formosa Chemicals & Fibre Corp.	52,018
7,785	Highwealth Construction Corp.	10,208
64,228	Hon Hai Precision Industry Co., Ltd.	208,761
57,112	Hua Nan Financial Holdings Co., Ltd.	41,716
286,079	Inventec Corp.	244,329
40,795	Mega Financial Holding Co., Ltd.	40,283
84,970	Powertech Technology, Inc.	218,953
2,363	President Chain Store Corp.	20,912
25,904	Shanghai Commercial & Savings Bank (The) Ltd.	37,126
73,454	SinoPac Financial Holdings Co., Ltd.	40,030
62,953	Taiwan Cement Corp.	68,923
48,410	Taiwan Cooperative Financial Holding Co., Ltd.	40,951
7,959	Taiwan Mobile Co., Ltd.	24,523
9,920	Uni-President Enterprises Corp.	21,495

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Taiwan (Continued)
246,750	Wistron Corp.	$236,028
141,038	WPG Holdings Ltd.	220,720
		2,115,614
	Thailand – 5.0%
2,600	Advanced Info Service PCL	14,638
6,100	Airports of Thailand PCL (d)	13,209
4,500	Bangkok Bank PCL	19,229
40,300	Bangkok Dusit Medical Services PCL, Class F	33,743
48,200	Bangkok Expressway & Metro PCL	13,638
46,900	BTS Group Holdings PCL	11,375
14,400	Charoen Pokphand Foods PCL	10,311
6,400	CP ALL PCL	12,612
5,400	Electricity Generating PCL	26,895
28,900	Home Product Center PCL	12,933
6,800	Intouch Holdings PCL, Class F	15,167
4,300	Kasikornbank PCL	18,312
36,600	Krung Thai Bank PCL	18,704
10,600	Krungthai Card PCL	18,057
87,100	Land & Houses PCL	24,897
13,200	Osotspa PCL	10,767
9,900	PTT Global Chemical PCL	13,506
36,000	PTT Oil & Retail Business PCL	24,738
27,300	PTT PCL	26,208
21,700	Ratch Group PCL	26,784
8,500	SCG Packaging PCL	13,989
1,400	Siam Cement (The) PCL	13,824
19,400	Siam Global House PCL	12,547
22,900	Thai Beverage PCL	11,712
19,300	Thai Union Group PCL, Class F	9,417
		427,212
	Turkey – 1.2%
5,422	Akbank T.A.S.	5,668
296	Aksa Enerji Uretim A.S.	744
862	Arcelik A.S.	5,171
3,187	Aselsan Elektronik Sanayi Ve Ticaret A.S.	10,591
1,236	BIM Birlesik Magazalar A.S.	9,048
3,136	Eregli Demir ve Celik Fabrikalari T.A.S.	6,919
177	Ford Otomotiv Sanayi A.S.	4,964
2,375	Haci Omer Sabanci Holding A.S.	5,725
2,342	KOC Holding A.S.	10,481
633	Tofas Turk Otomobil Fabrikasi A.S.	5,608
821	Turk Hava Yollari AO (d)	6,185
2,730	Turkcell Iletisim Hizmetleri A.S.	5,529
3,151	Turkiye Garanti Bankasi A.S.	5,061
8,141	Turkiye Is Bankasi A.S., Class C	5,559
367	Turkiye Petrol Rafinerileri A.S. (d)	10,398
Shares	Description	Value

	Turkey (Continued)
3,674	Turkiye Sise ve Cam Fabrikalari A.S.	$8,432
		106,083
	Total Common Stocks	8,529,311
	(Cost $8,636,142)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.2%
	Mexico – 0.1%
11,375	Fibra Uno Administracion S.A. de C.V.	13,426
	South Africa – 0.1%
6,565	Growthpoint Properties Ltd.	5,618
	Total Real Estate Investment Trusts	19,044
	(Cost $20,225)
	Total Investments – 99.8%	8,548,355
	(Cost $8,656,367)
	Net Other Assets and Liabilities – 0.2%	17,445
	Net Assets – 100.0%	$8,565,800

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Non-income producing security.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At December 31, 2022, securities noted as such are valued at $2,775 or 0.0% of net assets.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

GDR	Global Depositary Receipt

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Indian Rupee	27.9%
New Taiwan Dollar	24.8
Hong Kong Dollar	14.7
Brazilian Real	9.3
Thai Baht	4.9
South African Rand	4.4
Mexican Peso	3.8
Indonesian Rupiah	3.3
Philippine Peso	1.6
Malaysian Ringgit	1.4
Turkish Lira	1.2
Chilean Peso	1.0
Polish Zloty	0.9
Hungarian Forint	0.2
Czech Republic Koruna	0.2
United States Dollar	0.2
Singapore Dollar	0.1
Egyptian Pound	0.1
Russian Ruble	0.0*
Total	100.0%

*	Amount is less than 0.1%.

Sector Allocation	% of Total Investments
Financials	33.3%
Information Technology	20.0
Materials	10.8
Consumer Staples	8.1
Industrials	6.0
Consumer Discretionary	5.1
Energy	4.3
Communication Services	3.7
Utilities	3.4
Health Care	2.9
Real Estate	2.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 5,807	$ 5,793	$ —	$ 14
Russia	2,761	—	—	2,761
Thailand	427,212	11,712	415,500	—
Other Country Categories*	8,093,531	8,093,531	—	—
Real Estate Investment Trusts*	19,044	19,044	—	—
Total Investments	$ 8,548,355	$ 8,130,080	$ 415,500	$ 2,775

*	See Portfolio of Investments for country breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All level 3 investments values are based on unobservable and non-quantitative inputs.

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.2%
	Aerospace & Defense – 1.5%
142	General Dynamics Corp.	$35,232
209	HEICO Corp.	32,111
975	Howmet Aerospace, Inc.	38,425
145	L3Harris Technologies, Inc.	30,190
78	Lockheed Martin Corp.	37,946
64	Northrop Grumman Corp.	34,919
368	Raytheon Technologies Corp.	37,138
517	Textron, Inc.	36,604
		282,565
	Air Freight & Logistics – 0.7%
313	CH Robinson Worldwide, Inc.	28,658
341	Expeditors International of Washington, Inc.	35,437
203	FedEx Corp.	35,160
187	United Parcel Service, Inc., Class B	32,508
		131,763
	Automobiles – 0.8%
6,860	Ford Motor Co.	79,782
2,394	General Motors Co.	80,534
		160,316
	Banks – 2.4%
1,057	Bank of America Corp.	35,008
766	Citigroup, Inc.	34,646
929	Citizens Financial Group, Inc.	36,575
999	Fifth Third Bancorp	32,777
245	First Republic Bank	29,863
2,422	Huntington Bancshares, Inc.	34,150
305	JPMorgan Chase & Co.	40,901
1,993	KeyCorp	34,718
181	M&T Bank Corp.	26,256
214	PNC Financial Services Group (The), Inc.	33,799
1,591	Regions Financial Corp.	34,302
733	Truist Financial Corp.	31,541
792	US Bancorp	34,539
794	Wells Fargo & Co.	32,784
		471,859
	Beverages – 0.9%
493	Brown-Forman Corp., Class B	32,380
586	Coca-Cola (The) Co.	37,275
143	Constellation Brands, Inc., Class A	33,140
916	Keurig Dr. Pepper, Inc.	32,665
201	PepsiCo, Inc.	36,313
		171,773
	Biotechnology – 1.5%
587	AbbVie, Inc.	94,865
350	Amgen, Inc.	91,924
Shares	Description	Value

	Biotechnology (Continued)
1,277	Gilead Sciences, Inc.	$109,630
		296,419
	Building Products – 0.9%
108	Carlisle Cos., Inc.	25,450
848	Carrier Global Corp.	34,980
612	Johnson Controls International PLC	39,168
646	Masco Corp.	30,149
208	Trane Technologies PLC	34,963
		164,710
	Capital Markets – 4.2%
127	Ameriprise Financial, Inc.	39,544
829	Bank of New York Mellon (The) Corp.	37,736
58	BlackRock, Inc.	41,101
381	Blackstone, Inc.	28,266
1,235	Carlyle Group (The), Inc.	36,852
272	Cboe Global Markets, Inc.	34,128
444	Charles Schwab (The) Corp.	36,967
180	CME Group, Inc.	30,269
80	FactSet Research Systems, Inc.	32,097
1,483	Franklin Resources, Inc.	39,122
109	Goldman Sachs Group (The), Inc.	37,428
353	Intercontinental Exchange, Inc.	36,214
742	KKR & Co., Inc.	34,444
146	LPL Financial Holdings, Inc.	31,561
131	Moody’s Corp.	36,499
404	Morgan Stanley	34,348
76	MSCI, Inc.	35,353
563	Nasdaq, Inc.	34,540
373	Northern Trust Corp.	33,007
323	Raymond James Financial, Inc.	34,513
105	S&P Global, Inc.	35,169
525	State Street Corp.	40,724
304	T. Rowe Price Group, Inc.	33,154
		813,036
	Chemicals – 1.6%
54	Air Products and Chemicals, Inc.	16,646
47	Albemarle Corp.	10,192
138	Celanese Corp.	14,109
129	CF Industries Holdings, Inc.	10,991
574	Corteva, Inc.	33,740
284	Dow, Inc.	14,311
598	DuPont de Nemours, Inc.	41,041
175	Eastman Chemical Co.	14,252
86	Ecolab, Inc.	12,518
118	FMC Corp.	14,726
137	International Flavors & Fragrances, Inc.	14,363
166	LyondellBasell Industries N.V., Class A	13,783
258	Mosaic (The) Co.	11,319

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
272	PPG Industries, Inc.	$34,201
147	Sherwin-Williams (The) Co.	34,888
143	Westlake Corp.	14,663
		305,743
	Commercial Services & Supplies – 0.8%
78	Cintas Corp.	35,226
144	Republic Services, Inc.	18,575
2,215	Rollins, Inc.	80,936
122	Waste Management, Inc.	19,139
		153,876
	Communications Equipment – 1.1%
2,219	Cisco Systems, Inc.	105,713
396	Motorola Solutions, Inc.	102,053
		207,766
	Construction & Engineering – 0.2%
237	Quanta Services, Inc.	33,772
	Construction Materials – 0.3%
94	Martin Marietta Materials, Inc.	31,769
191	Vulcan Materials Co.	33,446
		65,215
	Consumer Finance – 0.7%
223	American Express Co.	32,948
327	Capital One Financial Corp.	30,398
351	Discover Financial Services	34,338
1,069	Synchrony Financial	35,128
		132,812
	Containers & Packaging – 0.5%
77	Avery Dennison Corp.	13,937
624	Ball Corp.	31,911
393	International Paper Co.	13,610
268	Packaging Corp. of America	34,280
		93,738
	Distributors – 1.3%
512	Genuine Parts Co.	88,837
1,620	LKQ Corp.	86,524
240	Pool Corp.	72,559
		247,920
	Diversified Financial Services – 0.2%
687	Apollo Global Management, Inc.	43,824
	Diversified Telecommunication Services – 1.0%
5,785	AT&T, Inc.	106,502
Shares	Description	Value

	Diversified Telecommunication Services (Continued)
2,337	Verizon Communications, Inc.	$92,078
		198,580
	Electric Utilities – 1.5%
368	Alliant Energy Corp.	20,317
226	American Electric Power Co., Inc.	21,459
235	Constellation Energy Corp.	20,259
210	Duke Energy Corp.	21,628
345	Edison International	21,949
194	Entergy Corp.	21,825
329	Evergy, Inc.	20,704
250	Eversource Energy	20,960
521	Exelon Corp.	22,523
528	FirstEnergy Corp.	22,144
249	NextEra Energy, Inc.	20,816
770	PPL Corp.	22,499
287	Southern (The) Co.	20,495
305	Xcel Energy, Inc.	21,384
		298,962
	Electrical Equipment – 0.8%
266	AMETEK, Inc.	37,165
226	Eaton Corp. PLC	35,471
412	Emerson Electric Co.	39,577
140	Rockwell Automation, Inc.	36,060
		148,273
	Electronic Equipment, Instruments & Components – 3.0%
1,945	Amphenol Corp., Class A	148,092
835	CDW Corp.	149,114
4,489	Corning, Inc.	143,379
1,180	TE Connectivity Ltd.	135,464
		576,049
	Energy Equipment & Services – 0.8%
1,541	Baker Hughes Co.	45,506
1,312	Halliburton Co.	51,627
900	Schlumberger N.V.	48,114
		145,247
	Entertainment – 0.4%
664	Electronic Arts, Inc.	81,128
	Food & Staples Retailing – 1.5%
1,320	Albertsons Cos., Inc., Class A	27,377
163	Costco Wholesale Corp.	74,409
750	Kroger (The) Co.	33,435
464	Sysco Corp.	35,473
1,045	Walgreens Boots Alliance, Inc.	39,041

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing (Continued)
592	Walmart, Inc.	$83,940
		293,675
	Food Products – 2.5%
408	Archer-Daniels-Midland Co.	37,883
397	Bunge Ltd.	39,609
696	Campbell Soup Co.	39,498
1,005	Conagra Brands, Inc.	38,893
428	General Mills, Inc.	35,888
149	Hershey (The) Co.	34,504
722	Hormel Foods Corp.	32,887
239	J.M. Smucker (The) Co.	37,872
471	Kellogg Co.	33,554
984	Kraft Heinz (The) Co.	40,059
460	McCormick & Co., Inc.	38,129
598	Mondelez International, Inc., Class A	39,857
498	Tyson Foods, Inc., Class A	31,000
		479,633
	Gas Utilities – 0.1%
192	Atmos Energy Corp.	21,517
	Health Care Equipment & Supplies – 4.0%
814	Abbott Laboratories	89,369
1,471	Baxter International, Inc.	74,977
354	Becton Dickinson and Co.	90,022
300	Cooper (The) Cos., Inc.	99,201
975	Medtronic PLC	75,777
361	ResMed, Inc.	75,135
474	STERIS PLC	87,543
389	Stryker Corp.	95,107
754	Zimmer Biomet Holdings, Inc.	96,135
		783,266
	Health Care Providers & Services – 4.3%
242	AmerisourceBergen Corp.	40,102
1,182	Cardinal Health, Inc.	90,860
284	Cigna Corp.	94,100
344	CVS Health Corp.	32,057
173	Elevance Health, Inc.	88,744
431	HCA Healthcare, Inc.	103,423
162	Humana, Inc.	82,975
387	Laboratory Corp of America Holdings	91,131
97	McKesson Corp.	36,387
642	Quest Diagnostics, Inc.	100,434
156	UnitedHealth Group, Inc.	82,708
		842,921
Shares	Description	Value

	Hotels, Restaurants & Leisure – 3.5%
608	Darden Restaurants, Inc.	$84,105
246	Domino’s Pizza, Inc.	85,214
637	Hilton Worldwide Holdings, Inc.	80,491
545	Marriott International, Inc., Class A	81,145
331	McDonald’s Corp.	87,229
2,585	MGM Resorts International	86,675
906	Starbucks Corp.	89,875
718	Yum! Brands, Inc.	91,962
		686,696
	Household Durables – 1.5%
1,134	DR Horton, Inc.	101,085
951	Garmin Ltd.	87,768
1,025	Lennar Corp., Class A	92,762
		281,615
	Household Products – 1.0%
459	Church & Dwight Co., Inc.	37,000
256	Clorox (The) Co.	35,924
467	Colgate-Palmolive Co.	36,795
292	Kimberly-Clark Corp.	39,639
260	Procter & Gamble (The) Co.	39,406
		188,764
	Independent Power & Renewable Electricity Producers – 0.1%
864	AES (The) Corp.	24,849
	Industrial Conglomerates – 0.6%
273	3M Co.	32,738
487	General Electric Co.	40,806
181	Honeywell International, Inc.	38,788
		112,332
	Insurance – 3.2%
568	Aflac, Inc.	40,862
256	Allstate (The) Corp.	34,714
672	American International Group, Inc.	42,497
119	Aon PLC, Class A	35,717
186	Arthur J. Gallagher & Co.	35,068
528	Brown & Brown, Inc.	30,080
176	Chubb Ltd.	38,826
356	Cincinnati Financial Corp.	36,451
515	Hartford Financial Services Group (The), Inc.	39,052
641	Loews Corp.	37,389
214	Marsh & McLennan Cos., Inc.	35,413
525	MetLife, Inc.	37,994
442	Principal Financial Group, Inc.	37,093
275	Progressive (The) Corp.	35,670
372	Prudential Financial, Inc.	36,999

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
208	Travelers (The) Cos., Inc.	$38,998
494	W.R. Berkley Corp.	35,850
		628,673
	Internet & Direct Marketing Retail – 0.4%
2,087	eBay, Inc.	86,548
	IT Services – 3.6%
117	Accenture PLC, Class A	31,220
133	Automatic Data Processing, Inc.	31,768
221	Broadridge Financial Solutions, Inc.	29,643
2,268	Cognizant Technology Solutions Corp., Class A	129,707
399	Fidelity National Information Services, Inc.	27,072
279	Global Payments, Inc.	27,710
1,096	International Business Machines Corp.	154,416
165	Jack Henry & Associates, Inc.	28,967
106	Mastercard, Inc., Class A	36,859
269	Paychex, Inc.	31,086
2,728	SS&C Technologies Holdings, Inc.	142,020
170	Visa, Inc., Class A	35,319
		705,787
	Life Sciences Tools & Services – 2.7%
648	Agilent Technologies, Inc.	96,973
1,116	Bio-Techne Corp.	92,494
305	Danaher Corp.	80,953
655	PerkinElmer, Inc.	91,844
155	Thermo Fisher Scientific, Inc.	85,357
320	West Pharmaceutical Services, Inc.	75,312
		522,933
	Machinery – 2.8%
184	Caterpillar, Inc.	44,079
148	Cummins, Inc.	35,859
90	Deere & Co.	38,588
259	Dover Corp.	35,071
517	Fortive Corp.	33,217
151	IDEX Corp.	34,478
167	Illinois Tool Works, Inc.	36,790
697	Ingersoll Rand, Inc.	36,418
142	Nordson Corp.	33,756
473	Otis Worldwide Corp.	37,041
360	PACCAR, Inc.	35,629
124	Parker-Hannifin Corp.	36,084
401	Stanley Black & Decker, Inc.	30,123
371	Westinghouse Air Brake Technologies Corp.	37,030
Shares	Description	Value

	Machinery (Continued)
345	Xylem, Inc.	$38,147
		542,310
	Media – 1.8%
3,026	Comcast Corp., Class A	105,819
2,487	Fox Corp., Class A	75,530
1,211	Omnicom Group, Inc.	98,782
4,008	Paramount Global, Class B	67,655
		347,786
	Metals & Mining – 0.3%
456	Freeport-McMoRan, Inc.	17,328
297	Newmont Corp.	14,019
116	Nucor Corp.	15,290
176	Steel Dynamics, Inc.	17,195
		63,832
	Multiline Retail – 0.8%
318	Dollar General Corp.	78,307
518	Target Corp.	77,203
		155,510
	Multi-Utilities – 1.0%
242	Ameren Corp.	21,519
693	CenterPoint Energy, Inc.	20,783
335	CMS Energy Corp.	21,215
228	Consolidated Edison, Inc.	21,731
283	Dominion Energy, Inc.	17,353
170	DTE Energy Co.	19,980
347	Public Service Enterprise Group, Inc.	21,261
130	Sempra Energy	20,090
218	WEC Energy Group, Inc.	20,440
		184,372
	Oil, Gas & Consumable Fuels – 4.4%
945	APA Corp.	44,113
195	Cheniere Energy, Inc.	29,242
225	Chevron Corp.	40,385
316	ConocoPhillips	37,288
1,237	Coterra Energy, Inc.	30,393
537	Devon Energy Corp.	33,031
268	Diamondback Energy, Inc.	36,657
289	EOG Resources, Inc.	37,431
793	EQT Corp.	26,827
370	Exxon Mobil Corp.	40,811
296	Hess Corp.	41,979
1,941	Kinder Morgan, Inc.	35,093
1,431	Marathon Oil Corp.	38,737
325	Marathon Petroleum Corp.	37,827
526	Occidental Petroleum Corp.	33,133
630	ONEOK, Inc.	41,391
702	Ovintiv, Inc.	35,598
400	Phillips 66	41,632
149	Pioneer Natural Resources Co.	34,030

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
535	Targa Resources Corp.	$39,323
18	Texas Pacific Land Corp.	42,196
302	Valero Energy Corp.	38,312
1,128	Williams (The) Cos., Inc.	37,111
		852,540
	Personal Products – 0.5%
356	Estee Lauder (The) Cos., Inc., Class A	88,327
	Pharmaceuticals – 2.7%
1,108	Bristol-Myers Squibb Co.	79,721
245	Eli Lilly & Co.	89,631
482	Johnson & Johnson	85,145
915	Merck & Co., Inc.	101,519
1,800	Pfizer, Inc.	92,232
531	Zoetis, Inc.	77,818
		526,066
	Professional Services – 1.6%
326	Booz Allen Hamilton Holding Corp.	34,074
176	Equifax, Inc.	34,207
278	Jacobs Solutions, Inc.	33,380
1,489	Leidos Holdings, Inc.	156,628
507	TransUnion	28,772
177	Verisk Analytics, Inc.	31,226
		318,287
	Road & Rail – 0.9%
1,132	CSX Corp.	35,069
193	JB Hunt Transport Services, Inc.	33,652
144	Norfolk Southern Corp.	35,485
121	Old Dominion Freight Line, Inc.	34,337
155	Union Pacific Corp.	32,096
		170,639
	Semiconductors & Semiconductor Equipment – 12.3%
935	Analog Devices, Inc.	153,368
1,590	Applied Materials, Inc.	154,834
293	Broadcom, Inc.	163,825
1,569	Entegris, Inc.	102,911
5,055	Intel Corp.	133,604
430	KLA Corp.	162,123
356	Lam Research Corp.	149,627
3,036	Marvell Technology, Inc.	112,453
2,134	Microchip Technology, Inc.	149,914
2,600	Micron Technology, Inc.	129,948
358	Monolithic Power Systems, Inc.	126,592
1,073	NVIDIA Corp.	156,808
883	NXP Semiconductors N.V.	139,540
1,153	QUALCOMM, Inc.	126,761
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
1,528	Skyworks Solutions, Inc.	$139,247
1,733	Teradyne, Inc.	151,378
842	Texas Instruments, Inc.	139,115
		2,392,048
	Software – 3.8%
6,468	Gen Digital, Inc.	138,609
336	Intuit, Inc.	130,778
559	Microsoft Corp.	134,059
2,133	Oracle Corp.	174,352
362	Roper Technologies, Inc.	156,417
		734,215
	Specialty Retail – 2.9%
1,206	Best Buy Co., Inc.	96,733
277	Home Depot (The), Inc.	87,493
409	Lowe’s Cos., Inc.	81,489
906	Ross Stores, Inc.	105,160
1,230	TJX (The) Cos., Inc.	97,908
411	Tractor Supply Co.	92,463
		561,246
	Technology Hardware, Storage & Peripherals – 3.6%
943	Apple, Inc.	122,524
10,874	Hewlett Packard Enterprise Co.	173,549
5,227	HP, Inc.	140,450
2,106	NetApp, Inc.	126,486
2,447	Seagate Technology Holdings PLC	128,737
		691,746
	Textiles, Apparel & Luxury Goods – 0.9%
919	NIKE, Inc., Class B	107,532
2,569	VF Corp.	70,930
		178,462
	Tobacco – 0.4%
812	Altria Group, Inc.	37,116
395	Philip Morris International, Inc.	39,978
		77,094
	Trading Companies & Distributors – 0.2%
271	Fastenal Co.	12,824
62	WW Grainger, Inc.	34,487
		47,311
	Water Utilities – 0.2%
150	American Water Works Co., Inc.	22,863

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Water Utilities (Continued)
472	Essential Utilities, Inc.	$22,529
		45,392
	Total Common Stocks	18,861,738
	(Cost $18,804,435)
REAL ESTATE INVESTMENT TRUSTS – 2.6%
	Equity Real Estate Investment Trusts – 2.6%
112	Alexandria Real Estate Equities, Inc.	16,315
479	American Homes 4 Rent, Class A	14,437
73	American Tower Corp.	15,466
85	AvalonBay Communities, Inc.	13,729
210	Boston Properties, Inc.	14,192
132	Camden Property Trust	14,768
109	Crown Castle, Inc.	14,785
158	Digital Realty Trust, Inc.	15,843
28	Equinix, Inc.	18,341
250	Equity LifeStyle Properties, Inc.	16,150
234	Equity Residential	13,806
65	Essex Property Trust, Inc.	13,775
91	Extra Space Storage, Inc.	13,393
355	Gaming and Leisure Properties, Inc.	18,492
686	Healthpeak Properties, Inc.	17,198
990	Host Hotels & Resorts, Inc.	15,889
465	Invitation Homes, Inc.	13,783
357	Iron Mountain, Inc.	17,796
854	Kimco Realty Corp.	18,088
101	Mid-America Apartment Communities, Inc.	15,856
155	Prologis, Inc.	17,473
54	Public Storage	15,130
270	Realty Income Corp.	17,126
55	SBA Communications Corp.	15,417
175	Simon Property Group, Inc.	20,559
116	Sun Communities, Inc.	16,588
377	UDR, Inc.	14,601
391	Ventas, Inc.	17,615
527	VICI Properties, Inc.	17,075
244	Welltower, Inc.	15,994
550	Weyerhaeuser Co.	17,050
225	WP Carey, Inc.	17,584
	Total Real Estate Investment Trusts	514,314
	(Cost $548,321)
	Total Investments – 99.8%	19,376,052
	(Cost $19,352,756)
	Net Other Assets and Liabilities – 0.2%	31,266
	Net Assets – 100.0%	$19,407,318

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,861,738	$ 18,861,738	$ —	$ —
Real Estate Investment Trusts*	514,314	514,314	—	—
Total Investments	$ 19,376,052	$ 19,376,052	$—	$—

*	See Portfolio of Investments for industry breakout.

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 92.3%
	Aerospace & Defense – 1.5%
599	BWX Technologies, Inc.	$34,790
217	Curtiss-Wright Corp.	36,237
443	Hexcel Corp.	26,071
136	Huntington Ingalls Industries, Inc.	31,372
1,376	Spirit AeroSystems Holdings, Inc., Class A	40,730
376	Woodward, Inc.	36,325
		205,525
	Auto Components – 1.2%
1,224	BorgWarner, Inc.	49,266
1,612	Gentex Corp.	43,959
379	LCI Industries	35,039
321	Lear Corp.	39,810
		168,074
	Automobiles – 0.6%
1,102	Harley-Davidson, Inc.	45,843
549	Thor Industries, Inc.	41,444
		87,287
	Banks – 6.0%
261	BancFirst Corp.	23,015
590	Bank OZK	23,635
263	BOK Financial Corp.	27,297
918	Cadence Bank	22,638
328	Comerica, Inc.	21,927
370	Commerce Bancshares, Inc.	25,186
388	Community Bank System, Inc.	24,425
176	Cullen/Frost Bankers, Inc.	23,531
921	CVB Financial Corp.	23,716
347	East West Bancorp, Inc.	22,867
1,188	Eastern Bankshares, Inc.	20,493
29	First Citizens BancShares, Inc., Class A	21,992
558	First Financial Bankshares, Inc.	19,195
578	First Interstate BancSystem, Inc., Class A	22,340
2,011	FNB Corp.	26,244
475	Glacier Bancorp, Inc.	23,474
509	Hancock Whitney Corp.	24,631
1,036	Home BancShares, Inc.	23,610
313	Independent Bank Corp.	26,427
1,416	Old National Bancorp	25,460
288	Pinnacle Financial Partners, Inc.	21,139
324	Popular, Inc.	21,488
350	Prosperity Bancshares, Inc.	25,438
292	ServisFirst Bancshares, Inc.	20,122
154	Signature Bank	17,744
295	SouthState Corp.	22,526
622	Synovus Financial Corp.	23,356
277	UMB Financial Corp.	23,135
652	United Bankshares, Inc.	26,399
705	United Community Banks, Inc.	23,829
Shares	Description	Value

	Banks (Continued)
2,160	Valley National Bancorp	$24,430
516	Webster Financial Corp.	24,427
355	Western Alliance Bancorp	21,144
286	Wintrust Financial Corp.	24,173
459	Zions Bancorp N.A.	22,564
		814,017
	Beverages – 0.6%
91	Coca-Cola Consolidated, Inc.	46,625
782	Molson Coors Beverage Co., Class B	40,288
		86,913
	Building Products – 2.2%
621	A.O. Smith Corp.	35,546
243	Advanced Drainage Systems, Inc.	19,919
336	Allegion PLC	35,367
381	Armstrong World Industries, Inc.	26,133
637	Fortune Brands Innovations, Inc.	36,379
135	Lennox International, Inc.	32,296
384	Owens Corning	32,755
385	Simpson Manufacturing Co., Inc.	34,134
318	UFP Industries, Inc.	25,201
1,231	Zurn Elkay Water Solutions Corp.	26,036
		303,766
	Capital Markets – 2.8%
209	Affiliated Managers Group, Inc.	33,112
377	Ares Management Corp., Class A	25,802
372	Cohen & Steers, Inc.	24,016
284	Evercore, Inc., Class A	30,979
309	Houlihan Lokey, Inc.	26,932
365	Interactive Brokers Group, Inc., Class A	26,408
1,703	Invesco, Ltd.	30,637
791	Jefferies Financial Group, Inc.	27,116
733	Lazard Ltd., Class A	25,413
105	MarketAxess Holdings, Inc.	29,283
110	Morningstar, Inc.	23,825
476	SEI Investments Co.	27,751
449	Stifel Financial Corp.	26,208
413	Tradeweb Markets, Inc., Class A	26,816
		384,298
	Chemicals – 2.6%
241	Ashland, Inc.	25,915
756	Avient Corp.	25,522
189	Balchem Corp.	23,079
359	Cabot Corp.	23,996
930	Chemours (The) Co.	28,477
1,409	Element Solutions, Inc.	25,630
502	HB Fuller Co.	35,953
934	Huntsman Corp.	25,666
535	Olin Corp.	28,323

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
362	RPM International, Inc.	$35,277
536	Scotts Miracle-Gro (The) Co.	26,044
331	Sensient Technologies Corp.	24,136
905	Valvoline, Inc.	29,548
		357,566
	Commercial Services & Supplies – 0.5%
276	MSA Safety, Inc.	39,796
235	Tetra Tech, Inc.	34,120
		73,916
	Communications Equipment – 0.7%
2,841	Juniper Networks, Inc.	90,798
	Construction & Engineering – 1.3%
441	AECOM	37,454
310	Comfort Systems USA, Inc.	35,675
261	EMCOR Group, Inc.	38,657
1,103	MDU Resources Group, Inc.	33,465
112	Valmont Industries, Inc.	37,035
		182,286
	Construction Materials – 0.3%
281	Eagle Materials, Inc.	37,331
	Consumer Finance – 0.8%
838	Ally Financial, Inc.	20,489
318	FirstCash Holdings, Inc.	27,638
790	OneMain Holdings, Inc.	26,315
1,667	SLM Corp.	27,672
		102,114
	Containers & Packaging – 2.0%
317	AptarGroup, Inc.	34,864
372	Crown Holdings, Inc.	30,582
1,528	Graphic Packaging Holding Co.	33,998
506	Greif, Inc., Class A	33,932
678	Sealed Air Corp.	33,819
717	Silgan Holdings, Inc.	37,169
532	Sonoco Products Co.	32,298
976	WestRock Co.	34,316
		270,978
	Diversified Consumer Services – 0.9%
4,027	ADT, Inc.	36,525
903	H&R Block, Inc.	32,969
666	Service Corp. International	46,047
		115,541
Shares	Description	Value

	Diversified Financial Services – 0.4%
885	Equitable Holdings, Inc.	$25,400
386	Voya Financial, Inc.	23,735
		49,135
	Diversified Telecommunication Services – 0.4%
10,193	Lumen Technologies, Inc.	53,207
	Electric Utilities – 1.5%
524	ALLETE, Inc.	33,803
756	Hawaiian Electric Industries, Inc.	31,639
265	IDACORP, Inc.	28,580
685	NRG Energy, Inc.	21,797
719	OGE Energy Corp.	28,436
406	Pinnacle West Capital Corp.	30,872
603	Portland General Electric Co.	29,547
		204,674
	Electrical Equipment – 1.6%
192	Acuity Brands, Inc.	31,797
135	Hubbell, Inc.	31,682
215	Regal Rexnord Corp.	25,795
9,083	Vertiv Holdings Co.	124,074
		213,348
	Electronic Equipment, Instruments & Components – 3.7%
2,444	Avnet, Inc.	101,622
728	Cognex Corp.	34,296
1,530	Jabil, Inc.	104,346
152	Littelfuse, Inc.	33,470
2,339	National Instruments Corp.	86,309
1,087	TD SYNNEX Corp.	102,950
1,805	Vontier Corp.	34,891
		497,884
	Energy Equipment & Services – 1.2%
1,537	ChampionX Corp.	44,558
813	Helmerich & Payne, Inc.	40,300
1,859	NOV, Inc.	38,835
2,575	Patterson-UTI Energy, Inc.	43,363
		167,056
	Entertainment – 0.4%
1,656	Warner Music Group Corp., Class A	57,993
	Food & Staples Retailing – 0.3%
185	Casey’s General Stores, Inc.	41,505
	Food Products – 1.7%
1,520	Flowers Foods, Inc.	43,685
466	Ingredion, Inc.	45,635

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
485	Lamb Weston Holdings, Inc.	$43,340
250	Lancaster Colony Corp.	49,325
11	Seaboard Corp.	41,527
		223,512
	Gas Utilities – 1.3%
426	National Fuel Gas Co.	26,966
677	New Jersey Resources Corp.	33,592
372	ONE Gas, Inc.	28,168
376	Southwest Gas Holdings, Inc.	23,267
421	Spire, Inc.	28,990
811	UGI Corp.	30,064
		171,047
	Health Care Equipment & Supplies – 2.1%
4,177	DENTSPLY SIRONA, Inc.	132,996
588	Teleflex, Inc.	146,782
		279,778
	Health Care Providers & Services – 6.5%
271	Chemed Corp.	138,327
2,618	Encompass Health Corp.	156,583
1,489	Ensign Group (The), Inc.	140,874
3,489	Premier, Inc., Class A	122,045
5,358	Select Medical Holdings Corp.	133,039
1,343	Universal Health Services, Inc., Class B	189,215
		880,083
	Hotels, Restaurants & Leisure – 3.9%
1,232	Aramark	50,931
807	Boyd Gaming Corp.	44,006
351	Choice Hotels International, Inc.	39,537
209	Churchill Downs, Inc.	44,189
315	Marriott Vacations Worldwide Corp.	42,396
549	Papa John’s International, Inc.	45,188
440	Texas Roadhouse, Inc.	40,018
1,126	Travel + Leisure Co.	40,986
178	Vail Resorts, Inc.	42,426
2,056	Wendy’s (The) Co.	46,527
306	Wingstop, Inc.	42,112
626	Wyndham Hotels & Resorts, Inc.	44,640
		522,956
	Household Durables – 1.9%
1,157	Leggett & Platt, Inc.	37,290
2,767	Newell Brands, Inc.	36,192
1,025	PulteGroup, Inc.	46,668
1,592	Tempur Sealy International, Inc.	54,654
915	Toll Brothers, Inc.	45,677
Shares	Description	Value

	Household Durables (Continued)
285	Whirlpool Corp.	$40,316
		260,797
	Household Products – 0.3%
1,443	Reynolds Consumer Products, Inc.	43,261
	Independent Power & Renewable Electricity Producers – 0.6%
823	Clearway Energy, Inc., Class C	26,229
304	Ormat Technologies, Inc.	26,290
1,248	Vistra Corp.	28,954
		81,473
	Insurance – 4.0%
626	American Equity Investment Life Holding Co.	28,558
192	American Financial Group, Inc.	26,358
161	Assurant, Inc.	20,135
481	Assured Guaranty Ltd.	29,947
475	Axis Capital Holdings Ltd.	25,731
105	Erie Indemnity Co., Class A	26,116
89	Everest Re Group Ltd.	29,483
667	Fidelity National Financial, Inc.	25,092
506	First American Financial Corp.	26,484
234	Globe Life, Inc.	28,209
182	Hanover Insurance Group (The), Inc.	24,594
91	Kinsale Capital Group, Inc.	23,798
531	Lincoln National Corp.	16,312
1,115	Old Republic International Corp.	26,927
189	Primerica, Inc.	26,804
185	Reinsurance Group of America, Inc.	26,287
166	RenaissanceRe Holdings Ltd.	30,582
241	RLI Corp.	31,636
287	Selective Insurance Group, Inc.	25,431
601	Unum Group	24,659
18	White Mountains Insurance Group Ltd.	25,458
		548,601
	IT Services – 1.7%
791	Concentrix Corp.	105,330
689	Genpact Ltd.	31,914
521	Maximus, Inc.	38,205
681	TTEC Holdings, Inc.	30,053
2,234	Western Union (The) Co.	30,762
		236,264
	Leisure Products – 1.1%
884	Acushnet Holdings Corp.	37,534
461	Brunswick Corp.	33,229
570	Hasbro, Inc.	34,776

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Leisure Products (Continued)
402	Polaris, Inc.	$40,602
		146,141
	Life Sciences Tools & Services – 2.0%
2,060	Azenta, Inc. (a)	119,933
2,232	Bruker Corp.	152,557
		272,490
	Machinery – 4.1%
314	AGCO Corp.	43,549
893	Allison Transmission Holdings, Inc.	37,149
345	Crane Holdings Co.	34,655
615	Donaldson Co., Inc.	36,205
1,241	Flowserve Corp.	38,074
369	Franklin Electric Co., Inc.	29,428
503	Graco, Inc.	33,832
462	ITT, Inc.	37,468
351	John Bean Technologies Corp.	32,057
240	Lincoln Electric Holdings, Inc.	34,678
386	Mueller Industries, Inc.	22,774
429	Oshkosh Corp.	37,833
150	Snap-on, Inc.	34,273
388	Timken (The) Co.	27,420
349	Toro (The) Co.	39,507
240	Watts Water Technologies, Inc., Class A	35,095
		553,997
	Marine – 0.2%
490	Matson, Inc.	30,630
	Media – 1.8%
87	Cable One, Inc.	61,932
1,501	Interpublic Group of (The) Cos., Inc.	49,998
1,337	New York Times (The) Co., Class A	43,399
2,543	News Corp., Class A	46,283
230	Nexstar Media Group, Inc.	40,257
		241,869
	Metals & Mining – 1.1%
681	Alcoa Corp.	30,965
646	Commercial Metals Co.	31,202
131	Reliance Steel & Aluminum Co.	26,519
244	Royal Gold, Inc.	27,504
1,265	United States Steel Corp.	31,688
		147,878
	Multiline Retail – 0.9%
1,528	Kohl’s Corp.	38,582
2,453	Macy’s, Inc.	50,654
Shares	Description	Value

	Multiline Retail (Continued)
2,297	Nordstrom, Inc.	$37,074
		126,310
	Multi-Utilities – 0.4%
387	Black Hills Corp.	27,222
1,041	NiSource, Inc.	28,544
		55,766
	Oil, Gas & Consumable Fuels – 3.3%
3,276	Antero Midstream Corp.	35,348
783	California Resources Corp.	34,068
319	Chesapeake Energy Corp.	30,104
220	Chord Energy Corp.	30,098
524	Civitas Resources, Inc.	30,355
580	DT Midstream, Inc.	32,051
501	Enviva Inc.	26,538
559	HF Sinclair Corp.	29,007
1,518	Magnolia Oil & Gas Corp., Class A	35,597
615	Matador Resources, Co.	35,203
855	Murphy Oil Corp.	36,774
526	PDC Energy, Inc.	33,390
1,191	Range Resources Corp.	29,799
800	SM Energy Co.	27,864
		446,196
	Paper & Forest Products – 0.3%
589	Louisiana-Pacific Corp.	34,869
	Pharmaceuticals – 3.0%
5,060	Organon & Co.	141,326
3,320	Perrigo Co. PLC	113,179
13,898	Viatris, Inc.	154,684
		409,189
	Professional Services – 3.5%
7,126	Dun & Bradstreet Holdings, Inc.	87,365
344	Exponent, Inc.	34,087
295	Insperity, Inc.	33,512
2,043	KBR, Inc.	107,870
642	Korn Ferry	32,498
466	ManpowerGroup, Inc.	38,776
394	Robert Half International, Inc.	29,089
998	Science Applications International Corp.	110,708
		473,905
	Road & Rail – 0.7%
616	Knight-Swift Transportation Holdings, Inc.	32,285
209	Landstar System, Inc.	34,046
400	Ryder System, Inc.	33,428
		99,759

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 2.6%
5,178	Amkor Technology, Inc.	$124,168
365	MKS Instruments, Inc.	30,927
1,373	Power Integrations, Inc.	98,472
936	Universal Display Corp.	101,125
		354,692
	Software – 1.5%
2,886	Bentley Systems, Inc., Class B	106,666
1,355	Dolby Laboratories, Inc., Class A	95,582
		202,248
	Specialty Retail – 2.9%
911	Academy Sports & Outdoors, Inc.	47,864
246	Advance Auto Parts, Inc.	36,169
1,179	Bath & Body Works, Inc.	49,683
367	Dick’s Sporting Goods, Inc.	44,146
4,681	Gap (The), Inc.	52,802
179	Lithia Motors, Inc.	36,648
140	Murphy USA, Inc.	39,136
390	Penske Automotive Group, Inc.	44,823
326	Williams-Sonoma, Inc.	37,464
		388,735
	Technology Hardware, Storage & Peripherals – 0.8%
2,584	Dell Technologies, Inc., Class C	103,928
	Textiles, Apparel & Luxury Goods – 1.8%
571	Columbia Sportswear Co.	50,008
5,522	Hanesbrands, Inc.	35,120
858	PVH Corp.	60,566
453	Ralph Lauren Corp.	47,869
1,352	Tapestry, Inc.	51,484
		245,047
	Thrifts & Mortgage Finance – 0.9%
669	Essent Group Ltd.	26,011
1,820	MGIC Investment Corp.	23,660
2,735	New York Community Bancorp, Inc.	23,521
1,209	Radian Group, Inc.	23,055
279	Walker & Dunlop, Inc.	21,896
		118,143
	Trading Companies & Distributors – 1.9%
973	Air Lease Corp.	37,383
293	Applied Industrial Technologies, Inc.	36,927
354	GATX Corp.	37,644
Shares	Description	Value

	Trading Companies & Distributors (Continued)
290	Herc Holdings, Inc.	$38,155
414	MSC Industrial Direct Co., Inc., Class A	33,824
551	Triton International Ltd.	37,898
117	Watsco, Inc.	29,180
		251,011
	Total Common Stocks	12,515,787
	(Cost $12,984,643)
REAL ESTATE INVESTMENT TRUSTS – 7.1%
	Equity Real Estate Investment Trusts – 6.2%
330	Agree Realty Corp.	23,407
908	Americold Realty Trust	25,706
578	Apartment Income REIT Corp.	19,831
1,588	Apple Hospitality REIT, Inc.	25,059
1,209	Brixmor Property Group, Inc.	27,408
1,438	Broadstone Net Lease, Inc.	23,310
956	Cousins Properties, Inc.	24,177
557	CubeSmart	22,419
1,245	Douglas Emmett, Inc.	19,522
155	EastGroup Properties, Inc.	22,949
623	EPR Properties	23,500
498	First Industrial Realty Trust, Inc.	24,034
1,071	Healthcare Realty Trust, Inc.	20,638
828	Highwoods Properties, Inc.	23,167
1,334	Independence Realty Trust, Inc.	22,491
530	Kilroy Realty Corp.	20,495
1,297	Kite Realty Group Trust	27,302
271	Lamar Advertising Co., Class A	25,582
202	Life Storage, Inc.	19,897
1,882	Medical Properties Trust, Inc.	20,965
560	National Retail Properties, Inc.	25,626
537	National Storage Affiliates Trust	19,396
757	Omega Healthcare Investors, Inc.	21,158
1,983	Park Hotels & Resorts, Inc.	23,380
796	Phillips Edison & Co, Inc.	25,345
1,484	Physicians Realty Trust	21,473
556	PotlatchDeltic Corp.	24,458
745	Rayonier, Inc.	24,555
415	Regency Centers Corp.	25,938
429	Rexford Industrial Realty, Inc.	23,441
303	Ryman Hospitality Properties, Inc.	24,779
1,702	Sabra Health Care REIT, Inc.	21,156
617	Spirit Realty Capital, Inc.	24,637
785	STAG Industrial, Inc.	25,363
421	Terreno Realty Corp.	23,942
964	Vornado Realty Trust	20,061
		836,567
	Mortgage Real Estate Investment Trusts – 0.9%
2,770	AGNC Investment Corp.	28,669

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
1,359	Annaly Capital Management, Inc.	$28,648
999	Blackstone Mortgage Trust, Inc., Class A	21,149
3,187	Rithm Capital Corp.	26,038
1,280	Starwood Property Trust, Inc.	23,462
		127,966
	Total Real Estate Investment Trusts	964,533
	(Cost $1,178,954)
	Total Investments – 99.4%	13,480,320
	(Cost $14,163,597)
	Net Other Assets and Liabilities – 0.6%	80,434
	Net Assets – 100.0%	$13,560,754

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,515,787	$ 12,515,787	$ —	$ —
Real Estate Investment Trusts*	964,533	964,533	—	—
Total Investments	$ 13,480,320	$ 13,480,320	$—	$—

*	See Portfolio of Investments for industry breakout.

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 91.3%
	Aerospace & Defense – 1.1%
3,969	Maxar Technologies, Inc.	$205,356
1,056	Moog, Inc., Class A	92,675
		298,031
	Air Freight & Logistics – 0.3%
823	Forward Air Corp.	86,324
	Auto Components – 0.8%
7,424	Dana, Inc.	112,325
1,695	Patrick Industries, Inc.	102,717
		215,042
	Automobiles – 0.3%
1,595	Winnebago Industries, Inc.	84,056
	Banks – 9.9%
1,005	1st Source Corp.	53,355
1,041	Ameris Bancorp	49,073
2,317	Associated Banc-Corp.	53,500
1,532	Atlantic Union Bankshares Corp.	53,834
611	Bank of Hawaii Corp.	47,389
1,362	BankUnited, Inc.	46,267
788	Banner Corp.	49,802
1,704	Berkshire Hills Bancorp, Inc.	50,950
1,210	Cathay General Bancorp	49,356
525	City Holding Co.	48,872
1,611	Columbia Banking System, Inc.	48,539
1,589	Dime Community Bancshares, Inc.	50,578
1,038	Eagle Bancorp, Inc.	45,745
1,057	Enterprise Financial Services Corp.	51,751
1,218	FB Financial Corp.	44,018
1,272	First Bancorp	54,492
3,401	First BanCorp	43,261
2,117	First Busey Corp.	52,332
3,624	First Commonwealth Financial Corp.	50,627
2,207	First Financial Bancorp	53,476
2,565	First Foundation, Inc.	36,756
1,889	First Hawaiian, Inc.	49,190
1,203	First Merchants Corp.	49,455
2,954	Fulton Financial Corp.	49,716
1,073	Heartland Financial USA, Inc.	50,023
1,872	Hilltop Holdings, Inc.	56,179
3,681	Hope Bancorp, Inc.	47,154
758	Independent Bank Group, Inc.	45,541
1,095	International Bancshares Corp.	50,107
639	Lakeland Financial Corp.	46,628
1,521	Live Oak Bancshares, Inc.	45,934
1,258	National Bank Holdings Corp., Class A	52,924
1,226	NBT Bancorp, Inc.	53,233
3,444	Northwest Bancshares, Inc.	48,147
2,496	OceanFirst Financial Corp.	53,040
1,852	OFG Bancorp	51,041
Shares	Description	Value

	Banks (Continued)
1,503	Pacific Premier Bancorp, Inc.	$47,435
2,059	PacWest Bancorp	47,254
375	Park National Corp.	52,781
1,487	Renasant Corp.	55,896
1,587	S&T Bancorp, Inc.	54,244
1,320	Sandy Spring Bancorp, Inc.	46,504
1,539	Seacoast Banking Corp. of Florida	48,001
2,135	Simmons First National Corp., Class A	46,073
1,317	Southside Bancshares, Inc.	47,399
684	Stock Yards Bancorp, Inc.	44,446
1,734	Towne Bank	53,477
1,042	TriCo Bancshares	53,132
1,519	Trustmark Corp.	53,028
1,750	Veritex Holdings, Inc.	49,140
1,552	Washington Federal, Inc.	52,070
1,394	WesBanco, Inc.	51,550
890	Westamerica BanCorp	52,519
		2,637,234
	Beverages – 0.2%
586	MGP Ingredients, Inc.	62,339
	Building Products – 1.0%
1,379	AAON, Inc.	103,866
620	CSW Industrials, Inc.	71,877
2,517	Griffon Corp.	90,083
		265,826
	Capital Markets – 2.5%
1,728	Artisan Partners Asset Management, Inc., Class A	51,322
1,045	B. Riley Financial, Inc.	35,739
14,818	BGC Partners, Inc., Class A	55,864
1,405	Federated Hermes, Inc.	51,016
781	Hamilton Lane, Inc., Class A	49,890
1,376	Moelis & Co., Class A	52,797
444	Piper Sandler Cos.	57,804
696	PJT Partners, Inc., Class A	51,288
1,898	StepStone Group, Inc., Class A	47,792
1,671	TPG, Inc.	46,504
1,996	Victory Capital Holdings, Inc., Class A	53,553
2,240	Virtu Financial, Inc., Class A	45,718
292	Virtus Investment Partners, Inc.	55,900
		655,187
	Chemicals – 1.5%
518	Innospec, Inc.	53,282
2,012	Mativ, Inc.	42,051
899	Minerals Technologies, Inc.	54,587
148	NewMarket Corp.	46,044
308	Quaker Chemical Corp.	51,405
474	Stepan Co.	50,462

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
4,055	Trinseo PLC	$92,089
		389,920
	Commercial Services & Supplies – 2.0%
1,943	ABM Industries, Inc.	86,308
1,780	Brady Corp., Class A	83,838
1,534	Brink’s (The) Co.	82,391
3,201	HNI Corp.	91,005
5,440	MillerKnoll, Inc.	114,294
442	UniFirst Corp.	85,302
		543,138
	Communications Equipment – 0.5%
6,678	ADTRAN Holdings, Inc.	125,480
	Construction & Engineering – 1.2%
2,145	Arcosa, Inc.	116,559
2,926	Granite Construction, Inc.	102,615
4,572	Primoris Services Corp.	100,310
		319,484
	Consumer Finance – 0.7%
2,362	Bread Financial Holdings, Inc.	88,953
3,167	Navient Corp.	52,097
588	Nelnet, Inc., Class A	53,361
		194,411
	Containers & Packaging – 0.7%
8,510	Pactiv Evergreen, Inc.	96,673
2,963	TriMas Corp.	82,194
		178,867
	Diversified Consumer Services – 0.8%
158	Graham Holdings Co., Class B	95,465
1,382	Strategic Education, Inc.	108,238
		203,703
	Diversified Financial Services – 0.4%
2,576	Compass Diversified Holdings	46,960
1,677	Jackson Financial, Inc., Class A	58,343
		105,303
	Diversified Telecommunication Services – 0.5%
2,507	Cogent Communications Holdings, Inc.	143,100
	Electric Utilities – 0.5%
880	MGE Energy, Inc.	61,952
Shares	Description	Value

	Electric Utilities (Continued)
1,208	Otter Tail Corp.	$70,922
		132,874
	Electrical Equipment – 0.9%
643	Encore Wire Corp.	88,451
1,277	EnerSys	94,294
10,305	GrafTech International Ltd.	49,052
		231,797
	Electronic Equipment, Instruments & Components – 5.3%
3,575	Advanced Energy Industries, Inc.	306,664
804	Badger Meter, Inc.	87,660
1,238	Belden, Inc.	89,012
6,644	CTS Corp.	261,907
7,449	Methode Electronics, Inc.	330,512
15,555	Vishay Intertechnology, Inc.	335,521
		1,411,276
	Energy Equipment & Services – 1.8%
19,108	Archrock, Inc.	171,590
3,192	Cactus, Inc., Class A	160,430
17,702	RPC, Inc.	157,371
		489,391
	Entertainment – 0.3%
1,209	World Wrestling Entertainment, Inc., Class A	82,841
	Food & Staples Retailing – 1.2%
2,003	Andersons (The), Inc.	70,085
785	Ingles Markets, Inc., Class A	75,721
1,473	PriceSmart, Inc.	89,529
873	Weis Markets, Inc.	71,839
		307,174
	Food Products – 1.5%
3,770	B&G Foods, Inc.	42,035
1,118	Cal-Maine Foods, Inc.	60,875
2,675	Fresh Del Monte Produce, Inc.	70,058
480	J&J Snack Foods Corp.	71,861
1,868	Tootsie Roll Industries, Inc.	79,521
4,117	Utz Brands, Inc.	65,296
		389,646
	Gas Utilities – 0.5%
500	Chesapeake Utilities Corp.	59,090
1,331	Northwest Natural Holding Co.	63,342
		122,432
	Health Care Equipment & Supplies – 6.3%
994	Atrion Corp.	556,093

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
7,002	CONMED Corp.	$620,657
19,499	Embecta Corp.	493,130
		1,669,880
	Health Care Providers & Services – 6.4%
23,294	Owens & Minor, Inc. (a)	454,932
23,372	Patterson Cos., Inc.	655,117
7,385	U.S. Physical Therapy, Inc.	598,407
		1,708,456
	Health Care Technology – 0.8%
5,701	Simulations Plus, Inc.	208,486
	Hotels, Restaurants & Leisure – 2.3%
4,630	Bloomin’ Brands, Inc.	93,156
2,898	Cheesecake Factory (The), Inc.	91,895
917	Cracker Barrel Old Country Store, Inc.	86,876
1,335	Dine Brands Global, Inc.	86,241
1,146	Jack in the Box, Inc.	78,192
7,360	Krispy Kreme, Inc.	75,955
2,490	Red Rock Resorts, Inc., Class A	99,625
		611,940
	Household Durables – 1.8%
1,984	Century Communities, Inc.	99,220
917	Installed Building Products, Inc.	78,495
3,274	KB Home	104,277
3,760	La-Z-Boy, Inc.	85,803
3,095	MDC Holdings, Inc.	97,802
		465,597
	Household Products – 0.9%
2,473	Energizer Holdings, Inc.	82,969
1,593	Spectrum Brands Holdings, Inc.	97,046
354	WD-40 Co.	57,068
		237,083
	Insurance – 1.3%
2,589	CNO Financial Group, Inc.	59,159
1,318	Horace Mann Educators Corp.	49,254
1,128	Kemper Corp.	55,498
1,637	Mercury General Corp.	55,985
2,385	ProAssurance Corp.	41,666
570	Safety Insurance Group, Inc.	48,028
1,066	Stewart Information Services Corp.	45,550
		355,140
	Interactive Media & Services – 1.1%
5,516	Shutterstock, Inc.	290,803
Shares	Description	Value

	IT Services – 1.4%
5,233	CSG Systems International, Inc.	$299,327
2,370	EVERTEC, Inc.	76,741
		376,068
	Machinery – 5.9%
608	Alamo Group, Inc.	86,093
942	Albany International Corp., Class A	92,872
2,210	Altra Industrial Motion Corp.	132,047
2,572	Barnes Group, Inc.	105,066
874	EnPro Industries, Inc.	94,995
2,227	Esab Corp.	104,491
1,012	ESCO Technologies, Inc.	88,590
1,991	Federal Signal Corp.	92,522
1,468	Helios Technologies, Inc.	79,918
2,023	Hillenbrand, Inc.	86,321
445	Kadant, Inc.	79,045
3,610	Kennametal, Inc.	86,857
518	Lindsay Corp.	84,356
7,234	Mueller Water Products, Inc., Class A	77,838
1,313	Tennant Co.	80,841
2,498	Terex Corp.	106,715
3,480	Trinity Industries, Inc.	102,904
		1,581,471
	Media – 1.0%
5,926	Gray Television, Inc.	66,312
2,259	John Wiley & Sons, Inc., Class A	90,496
2,759	Scholastic Corp.	108,870
		265,678
	Metals & Mining – 2.3%
901	Alpha Metallurgical Resources, Inc.	131,897
1,426	Carpenter Technology Corp.	52,677
1,153	Compass Minerals International, Inc.	47,273
11,273	Hecla Mining Co.	62,678
724	Kaiser Aluminum Corp.	54,995
555	Materion Corp.	48,568
4,313	Warrior Met Coal, Inc.	149,402
1,165	Worthington Industries, Inc.	57,912
		605,402
	Mortgage Real Estate Investment Trusts – 0.2%
3,963	Claros Mortgage Trust, Inc.	58,296
	Multiline Retail – 0.7%
313	Dillard’s, Inc., Class A	101,162
3,492	Franchise Group, Inc.	83,179
		184,341

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities – 0.5%
1,559	Avista Corp.	$69,126
1,172	NorthWestern Corp.	69,547
		138,673
	Oil, Gas & Consumable Fuels – 3.7%
1,034	Arch Resources, Inc.	147,645
4,254	CVR Energy, Inc.	133,320
4,520	Delek US Holdings, Inc.	122,040
16,400	Equitrans Midstream Corp.	109,880
2,125	International Seaways, Inc.	78,668
3,765	Kinetik Holdings, Inc.	124,546
4,475	Northern Oil and Gas, Inc.	137,919
5,233	World Fuel Services Corp.	143,018
		997,036
	Paper & Forest Products – 0.2%
1,310	Sylvamo Corp.	63,653
	Personal Products – 1.2%
1,662	Edgewell Personal Care Co.	64,053
1,125	Inter Parfums, Inc.	108,585
574	Medifast, Inc.	66,211
1,863	Nu Skin Enterprises, Inc., Class A	78,544
		317,393
	Professional Services – 0.5%
681	ICF International, Inc.	67,453
1,267	Kforce, Inc.	69,470
		136,923
	Real Estate Management & Development – 0.9%
3,115	DigitalBridge Group, Inc.	34,078
3,477	eXp World Holdings, Inc.	38,525
2,521	Kennedy-Wilson Holdings, Inc.	39,656
1,189	Marcus & Millichap, Inc.	40,961
4,836	Newmark Group, Inc., Class A	38,543
1,217	St. Joe (The) Co.	47,037
		238,800
	Road & Rail – 1.5%
1,021	ArcBest Corp.	71,511
5,192	Heartland Express, Inc.	79,645
3,877	Marten Transport Ltd.	76,687
3,660	Schneider National, Inc., Class B	85,644
1,976	Werner Enterprises, Inc.	79,554
		393,041
	Software – 3.6%
19,571	Adeia, Inc.	185,533
3,235	InterDigital, Inc.	160,068
8,610	Pegasystems, Inc.	294,806
Shares	Description	Value

	Software (Continued)
6,504	Progress Software Corp.	$328,127
		968,534
	Specialty Retail – 2.8%
8,721	American Eagle Outfitters, Inc.	121,745
2,680	Buckle (The), Inc.	121,538
2,726	Foot Locker, Inc.	103,015
594	Group 1 Automotive, Inc.	107,140
1,953	Monro, Inc.	88,276
4,846	Rent-A-Center, Inc.	109,277
1,484	Signet Jewelers Ltd.	100,912
		751,903
	Technology Hardware, Storage & Peripherals – 1.2%
21,157	Xerox Holdings Corp.	308,892
	Textiles, Apparel & Luxury Goods – 2.0%
1,295	Carter’s, Inc.	96,620
2,525	Kontoor Brands, Inc.	100,975
5,865	Levi Strauss & Co., Class A	91,025
945	Oxford Industries, Inc.	88,055
3,182	Steven Madden Ltd.	101,696
5,514	Wolverine World Wide, Inc.	60,268
		538,639
	Thrifts & Mortgage Finance – 0.8%
5,633	Capitol Federal Financial, Inc.	48,726
1,085	PennyMac Financial Services, Inc.	61,476
2,386	Provident Financial Services, Inc.	50,965
1,001	WSFS Financial Corp.	45,385
		206,552
	Tobacco – 0.6%
1,350	Universal Corp.	71,294
7,056	Vector Group Ltd.	83,684
		154,978
	Trading Companies & Distributors – 1.6%
757	Boise Cascade Co.	51,983
3,163	Global Industrial Co.	74,425
2,621	H&E Equipment Services, Inc.	118,993
886	McGrath RentCorp	87,484
1,935	Rush Enterprises, Inc., Class A	101,162
		434,047
	Water Utilities – 1.0%
741	American States Water Co.	68,580
1,096	California Water Service Group	66,461
748	Middlesex Water Co.	58,845
1,003	SJW Group	81,434
		275,320

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 0.4%
9,407	Telephone and Data Systems, Inc.	$98,679
	Total Common Stocks	24,316,580
	(Cost $25,242,535)
REAL ESTATE INVESTMENT TRUSTS – 8.2%
	Equity Real Estate Investment Trusts – 6.1%
3,088	Acadia Realty Trust	44,313
2,351	Alexander & Baldwin, Inc.	44,034
187	Alexander’s, Inc.	41,151
1,515	American Assets Trust, Inc.	40,148
5,774	Brandywine Realty Trust	35,510
2,152	CareTrust REIT, Inc.	39,984
579	Centerspace	33,970
1,678	Corporate Office Properties Trust	43,527
5,190	DiamondRock Hospitality Co.	42,506
2,471	Easterly Government Properties, Inc.	35,261
2,220	Elme Communities	39,516
5,941	Empire State Realty Trust, Inc., Class A	40,042
2,004	Essential Properties Realty Trust, Inc.	47,034
1,611	Four Corners Property Trust, Inc.	41,773
1,449	Getty Realty Corp.	49,049
3,660	Global Net Lease, Inc.	46,006
3,559	Hudson Pacific Properties, Inc.	34,629
440	Innovative Industrial Properties, Inc.	44,594
1,827	InvenTrust Properties Corp.	43,245
6,455	iStar, Inc.	49,252
2,098	JBG SMITH Properties	39,820
1,041	LTC Properties, Inc.	36,987
4,255	LXP Industrial Trust	42,635
4,909	Macerich (The) Co.	55,275
689	National Health Investors, Inc.	35,980
843	NexPoint Residential Trust, Inc.	36,687
2,566	Outfront Media, Inc.	42,544
6,256	Paramount Group, Inc.	37,161
2,686	Pebblebrook Hotel Trust	35,966
3,691	Piedmont Office Realty Trust, Inc., Class A	33,847
2,832	Retail Opportunity Investments Corp.	42,565
3,851	RLJ Lodging Trust	40,782
1,039	Saul Centers, Inc.	42,267
3,639	SITE Centers Corp.	49,709
970	SL Green Realty Corp.	32,708
4,137	Sunstone Hotel Investors, Inc.	39,963
2,849	Tanger Factory Outlet Centers, Inc.	51,111
5,608	Uniti Group, Inc.	31,012
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
2,922	Urban Edge Properties	$41,171
2,826	Xenia Hotels & Resorts, Inc.	37,247
		1,640,981
	Mortgage Real Estate Investment Trusts – 2.1%
5,606	Apollo Commercial Real Estate Finance, Inc.	60,321
4,046	Arbor Realty Trust, Inc.	53,367
8,913	Chimera Investment Corp.	49,021
4,320	Franklin BSP Realty Trust, Inc.	55,728
1,302	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,732
2,863	KKR Real Estate Finance Trust, Inc.	39,967
5,193	Ladder Capital Corp.	52,138
5,981	MFA Financial, Inc.	58,913
19,884	New York Mortgage Trust, Inc.	50,903
3,950	PennyMac Mortgage Investment Trust	48,940
3,504	Two Harbors Investment Corp.	55,258
		562,288
	Total Real Estate Investment Trusts	2,203,269
	(Cost $2,709,558)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 0.2%
	Capital Markets – 0.2%
3,755	Golub Capital BDC, Inc.	49,416
	(Cost $56,318)
	Total Investments – 99.7%	26,569,265
	(Cost $28,008,411)
	Net Other Assets and Liabilities – 0.3%	68,560
	Net Assets – 100.0%	$26,637,825

(a)	Non-income producing security.

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 24,316,580	$ 24,316,580	$ —	$ —
Real Estate Investment Trusts*	2,203,269	2,203,269	—	—
Common Stocks - Business Development Companies*	49,416	49,416	—	—
Total Investments	$ 26,569,265	$ 26,569,265	$—	$—

*	See Portfolio of Investments for industry breakout.

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.0%
	Aerospace & Defense – 1.6%
353	General Dynamics Corp.	$87,583
329	L3Harris Technologies, Inc.	68,501
244	Lockheed Martin Corp.	118,703
1,027	Raytheon Technologies Corp.	103,645
		378,432
	Air Freight & Logistics – 1.2%
770	CH Robinson Worldwide, Inc.	70,501
560	FedEx Corp.	96,992
694	United Parcel Service, Inc., Class B	120,645
		288,138
	Automobiles – 1.0%
21,205	Ford Motor Co.	246,614
	Banks – 3.8%
1,556	Bank of America Corp.	51,535
1,961	Citigroup, Inc.	88,696
2,248	Citizens Financial Group, Inc.	88,504
2,010	Fifth Third Bancorp	65,948
5,957	Huntington Bancshares, Inc.	83,994
611	JPMorgan Chase & Co.	81,935
5,073	KeyCorp	88,372
258	M&T Bank Corp.	37,425
411	PNC Financial Services Group (The), Inc.	64,913
2,942	Regions Financial Corp.	63,430
1,726	Truist Financial Corp.	74,270
1,910	US Bancorp	83,295
1,032	Wells Fargo & Co.	42,611
		914,928
	Beverages – 0.6%
853	Coca-Cola (The) Co.	54,259
914	Keurig Dr. Pepper, Inc.	32,593
257	PepsiCo, Inc.	46,430
		133,282
	Biotechnology – 5.5%
2,590	AbbVie, Inc.	418,570
1,259	Amgen, Inc.	330,664
6,429	Gilead Sciences, Inc.	551,929
		1,301,163
	Building Products – 0.8%
1,862	Johnson Controls International PLC	119,168
1,601	Masco Corp.	74,719
		193,887
	Capital Markets – 3.5%
125	Ameriprise Financial, Inc.	38,921
1,564	Bank of New York Mellon (The) Corp.	71,193
103	BlackRock, Inc.	72,989
Shares	Description	Value

	Capital Markets (Continued)
1,222	Blackstone, Inc.	$90,660
2,875	Carlyle Group (The), Inc.	85,790
207	CME Group, Inc.	34,809
4,181	Franklin Resources, Inc.	110,295
165	Goldman Sachs Group (The), Inc.	56,658
769	Morgan Stanley	65,380
650	Northern Trust Corp.	57,519
1,056	State Street Corp.	81,914
708	T. Rowe Price Group, Inc.	77,215
		843,343
	Chemicals – 1.7%
74	Air Products and Chemicals, Inc.	22,811
211	Celanese Corp.	21,573
920	Dow, Inc.	46,359
1,648	DuPont de Nemours, Inc.	113,102
382	Eastman Chemical Co.	31,110
120	FMC Corp.	14,976
244	International Flavors & Fragrances, Inc.	25,581
519	LyondellBasell Industries N.V., Class A	43,093
633	PPG Industries, Inc.	79,593
		398,198
	Communications Equipment – 0.4%
2,219	Cisco Systems, Inc.	105,713
	Consumer Finance – 1.0%
917	Capital One Financial Corp.	85,244
444	Discover Financial Services	43,437
3,635	Synchrony Financial	119,446
		248,127
	Containers & Packaging – 0.8%
1,167	International Paper Co.	40,413
1,158	Packaging Corp. of America	148,120
		188,533
	Distributors – 1.3%
928	Genuine Parts Co.	161,017
2,659	LKQ Corp.	142,017
		303,034
	Diversified Financial Services – 0.4%
1,312	Apollo Global Management, Inc.	83,692
	Diversified Telecommunication Services – 1.7%
13,481	AT&T, Inc.	248,185
4,204	Verizon Communications, Inc.	165,638
		413,823

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities – 1.8%
475	Alliant Energy Corp.	$26,225
330	American Electric Power Co., Inc.	31,333
362	Duke Energy Corp.	37,282
692	Edison International	44,025
316	Entergy Corp.	35,550
514	Evergy, Inc.	32,346
328	Eversource Energy	27,500
725	Exelon Corp.	31,342
902	FirstEnergy Corp.	37,830
214	NextEra Energy, Inc.	17,890
1,312	PPL Corp.	38,337
459	Southern (The) Co.	32,777
371	Xcel Energy, Inc.	26,011
		418,448
	Electrical Equipment – 1.2%
582	Eaton Corp. PLC	91,345
1,247	Emerson Electric Co.	119,787
314	Rockwell Automation, Inc.	80,877
		292,009
	Electronic Equipment, Instruments & Components – 2.5%
12,396	Corning, Inc.	395,928
1,731	TE Connectivity Ltd.	198,719
		594,647
	Energy Equipment & Services – 0.3%
2,265	Baker Hughes Co.	66,885
	Food & Staples Retailing – 0.8%
1,194	Albertsons Cos., Inc., Class A	24,763
715	Kroger (The) Co.	31,875
440	Sysco Corp.	33,638
2,983	Walgreens Boots Alliance, Inc.	111,445
		201,721
	Food Products – 2.6%
373	Archer-Daniels-Midland Co.	34,633
496	Bunge Ltd.	49,486
1,025	Campbell Soup Co.	58,169
1,831	Conagra Brands, Inc.	70,860
542	General Mills, Inc.	45,447
763	Hormel Foods Corp.	34,754
325	J.M. Smucker (The) Co.	51,499
738	Kellogg Co.	52,575
2,212	Kraft Heinz (The) Co.	90,050
439	McCormick & Co., Inc.	36,389
734	Mondelez International, Inc., Class A	48,921
Shares	Description	Value

	Food Products (Continued)
651	Tyson Foods, Inc., Class A	$40,525
		613,308
	Gas Utilities – 0.1%
208	Atmos Energy Corp.	23,311
	Health Care Equipment & Supplies – 2.6%
1,676	Abbott Laboratories	184,008
3,315	Baxter International, Inc.	168,965
3,390	Medtronic PLC	263,471
		616,444
	Health Care Providers & Services – 2.3%
3,744	Cardinal Health, Inc.	287,801
363	CVS Health Corp.	33,828
1,435	Quest Diagnostics, Inc.	224,492
		546,121
	Hotels, Restaurants & Leisure – 3.0%
1,671	Darden Restaurants, Inc.	231,150
613	McDonald’s Corp.	161,544
1,632	Starbucks Corp.	161,894
1,155	Yum! Brands, Inc.	147,932
		702,520
	Household Durables – 1.6%
2,566	Garmin Ltd.	236,816
1,462	Lennar Corp., Class A	132,311
		369,127
	Household Products – 1.0%
435	Clorox (The) Co.	61,043
573	Colgate-Palmolive Co.	45,147
561	Kimberly-Clark Corp.	76,156
344	Procter & Gamble (The) Co.	52,137
		234,483
	Independent Power & Renewable Electricity Producers – 0.1%
968	AES (The) Corp.	27,840
	Industrial Conglomerates – 1.2%
1,582	3M Co.	189,713
456	Honeywell International, Inc.	97,721
		287,434
	Insurance – 2.4%
809	Aflac, Inc.	58,199
362	Allstate (The) Corp.	49,087
948	American International Group, Inc.	59,952
562	Cincinnati Financial Corp.	57,543

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
670	Hartford Financial Services Group (The), Inc.	$50,806
886	MetLife, Inc.	64,120
821	Principal Financial Group, Inc.	68,898
1,078	Prudential Financial, Inc.	107,218
257	Travelers (The) Cos., Inc.	48,185
		564,008
	Internet & Direct Marketing Retail – 0.6%
3,665	eBay, Inc.	151,988
	IT Services – 4.5%
264	Automatic Data Processing, Inc.	63,059
211	Broadridge Financial Solutions, Inc.	28,301
3,164	Cognizant Technology Solutions Corp., Class A	180,949
1,023	Fidelity National Information Services, Inc.	69,411
4,635	International Business Machines Corp.	653,025
748	Paychex, Inc.	86,439
		1,081,184
	Machinery – 2.4%
546	Caterpillar, Inc.	130,800
464	Cummins, Inc.	112,423
494	Illinois Tool Works, Inc.	108,828
261	Parker-Hannifin Corp.	75,951
1,819	Stanley Black & Decker, Inc.	136,643
		564,645
	Media – 3.0%
2,862	Comcast Corp., Class A	100,084
4,158	Omnicom Group, Inc.	339,168
15,653	Paramount Global, Class B	264,223
		703,475
	Metals & Mining – 0.3%
789	Newmont Corp.	37,241
111	Nucor Corp.	14,631
161	Steel Dynamics, Inc.	15,729
		67,601
	Multiline Retail – 0.6%
1,015	Target Corp.	151,276
	Multi-Utilities – 1.0%
283	Ameren Corp.	25,164
688	CenterPoint Energy, Inc.	20,633
423	CMS Energy Corp.	26,789
338	Consolidated Edison, Inc.	32,215
436	Dominion Energy, Inc.	26,735
211	DTE Energy Co.	24,799
Shares	Description	Value

	Multi-Utilities (Continued)
533	Public Service Enterprise Group, Inc.	$32,657
159	Sempra Energy	24,572
283	WEC Energy Group, Inc.	26,534
		240,098
	Oil, Gas & Consumable Fuels – 4.8%
375	Chevron Corp.	67,309
3,009	Coterra Energy, Inc.	73,931
1,782	Devon Energy Corp.	109,611
686	Diamondback Energy, Inc.	93,831
295	EOG Resources, Inc.	38,208
638	Exxon Mobil Corp.	70,371
5,467	Kinder Morgan, Inc.	98,843
325	Marathon Petroleum Corp.	37,827
1,969	ONEOK, Inc.	129,363
549	Ovintiv, Inc.	27,840
802	Phillips 66	83,472
600	Pioneer Natural Resources Co.	137,034
437	Targa Resources Corp.	32,120
475	Valero Energy Corp.	60,259
2,842	Williams (The) Cos., Inc.	93,502
		1,153,521
	Pharmaceuticals – 4.8%
2,704	Bristol-Myers Squibb Co.	194,553
1,385	Johnson & Johnson	244,660
3,139	Merck & Co., Inc.	348,272
7,005	Pfizer, Inc.	358,936
		1,146,421
	Road & Rail – 0.7%
355	Norfolk Southern Corp.	87,479
424	Union Pacific Corp.	87,798
		175,277
	Semiconductors & Semiconductor Equipment – 9.9%
1,521	Analog Devices, Inc.	249,490
827	Broadcom, Inc.	462,401
21,596	Intel Corp.	570,782
1,415	NXP Semiconductors N.V.	223,612
2,228	QUALCOMM, Inc.	244,946
3,145	Skyworks Solutions, Inc.	286,604
1,909	Texas Instruments, Inc.	315,405
		2,353,240
	Software – 2.3%
12,256	Gen Digital, Inc.	262,646
3,412	Oracle Corp.	278,897
		541,543
	Specialty Retail – 2.9%
4,921	Best Buy Co., Inc.	394,713

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
571	Home Depot (The), Inc.	$180,356
578	Lowe’s Cos., Inc.	115,161
		690,230
	Technology Hardware, Storage & Peripherals – 7.5%
33,252	Hewlett Packard Enterprise Co.	530,702
16,010	HP, Inc.	430,189
5,198	NetApp, Inc.	312,192
9,825	Seagate Technology Holdings PLC	516,893
		1,789,976
	Textiles, Apparel & Luxury Goods – 1.5%
13,215	VF Corp.	364,866
	Tobacco – 1.1%
3,433	Altria Group, Inc.	156,923
1,120	Philip Morris International, Inc.	113,355
		270,278
	Trading Companies & Distributors – 0.1%
361	Fastenal Co.	17,083
	Water Utilities – 0.2%
117	American Water Works Co., Inc.	17,833
505	Essential Utilities, Inc.	24,104
		41,937
	Total Common Stocks	23,103,852
	(Cost $23,920,427)
REAL ESTATE INVESTMENT TRUSTS – 2.7%
	Equity Real Estate Investment Trusts – 2.7%
124	Alexandria Real Estate Equities, Inc.	18,063
311	American Homes 4 Rent, Class A	9,373
48	American Tower Corp.	10,169
122	AvalonBay Communities, Inc.	19,705
365	Boston Properties, Inc.	24,667
134	Camden Property Trust	14,992
147	Crown Castle, Inc.	19,939
256	Digital Realty Trust, Inc.	25,669
19	Equinix, Inc.	12,446
211	Equity LifeStyle Properties, Inc.	13,631
287	Equity Residential	16,933
78	Essex Property Trust, Inc.	16,530
101	Extra Space Storage, Inc.	14,865
741	Gaming and Leisure Properties, Inc.	38,599
1,196	Healthpeak Properties, Inc.	29,984
380	Invitation Homes, Inc.	11,263
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
670	Iron Mountain, Inc.	$33,399
1,205	Kimco Realty Corp.	25,522
97	Mid-America Apartment Communities, Inc.	15,228
152	Prologis, Inc.	17,135
49	Public Storage	13,729
455	Realty Income Corp.	28,861
439	Simon Property Group, Inc.	51,574
99	Sun Communities, Inc.	14,157
447	UDR, Inc.	17,312
584	Ventas, Inc.	26,309
864	VICI Properties, Inc.	27,994
309	Welltower, Inc.	20,255
456	Weyerhaeuser Co.	14,136
455	WP Carey, Inc.	35,558
	Total Real Estate Investment Trusts	637,997
	(Cost $697,492)
	Total Investments – 99.7%	23,741,849
	(Cost $24,617,919)
	Net Other Assets and Liabilities – 0.3%	68,295
	Net Assets – 100.0%	$23,810,144

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 23,103,852	$ 23,103,852	$ —	$ —
Real Estate Investment Trusts*	637,997	637,997	—	—
Total Investments	$ 23,741,849	$ 23,741,849	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2022 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Riskalyze, Nasdaq Riskalyze Developed Markets IndexTM, Nasdaq Riskalyze Emerging Markets IndexTM, Nasdaq Riskalyze US Large Cap IndexTM, Nasdaq Riskalyze US Mid Cap IndexTM, Nasdaq Riskalyze US Small Cap IndexTM, and Nasdaq Riskalyze US Large Cap Select Dividend IndexTM are trademarks of Riskalyze, Inc. (the “Licensor”) and have been licensed for use for certain purposes by First Trust. The Funds are based on the Licensor’s indices and are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of trading in such Funds. Nasdaq Riskalyze Developed Markets IndexTM, Nasdaq Riskalyze Emerging Markets IndexTM, Nasdaq Riskalyze US Large Cap IndexTM, Nasdaq Riskalyze US Mid Cap IndexTM, Nasdaq Riskalyze US Small Cap IndexTM, and Nasdaq Riskalyze US Large Cap Select Dividend IndexTM (“Riskalyze Indexes”) are products of Riskalyze, Inc. (“Riskalyze”). RISKALYZE® and NASDAQ RISKALYZE DEVELOPED MARKETS INDEXTM, NASDAQ RISKALYZE EMERGING INDEXTM, NASDAQ RISKALYZE US LARGE CAP INDEXTM, NASDAQ RISKALYZE US MID CAP INDEXTM, NASDAQ RISKALYZE US SMALL CAP INDEXTM, and NASDAQ RISKALYZE US LARGE CAP SELECT DIVIDEND INDEXTM are trademarks of Riskalyze. Nasdaq® is a trademark of Nasdaq, Inc.